UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund
The fund's portfolio
5/31/09 (Unaudited)

SENIOR LOANS (81.8%)(a)(c)
	Principal amount	Value

Advertising and marketing services (1.0%)
Lamar Media Corp. bank term loan FRN Ser. B, 4.35s,
2012	$2,000,000	$1,930,000
Lamar Media Corp. bank term loan FRN Ser. F, 5 1/2s,
2014	1,000,000	965,000
		2,895,000

Automotive (4.2%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.147s, 2014	3,764,295	2,903,207
Dana Corp. bank term loan FRN 7 1/4s, 2015	1,437,705	679,829
Federal Mogul Corp. bank term loan FRN Ser. B, 2.344s,
2014	2,227,053	1,371,492
Federal Mogul Corp. bank term loan FRN Ser. C, 2.27s,
2015	1,136,251	699,741
Ford Motor Co. bank term loan FRN Ser. B, 3.687s, 2013	1,000,000	707,813
General Motors Corp. bank term loan FRN 8s, 2013	932,843	873,763
Lear Corp. bank term loan FRN 3.161s, 2013	1,372,505	908,141
Navistar Financial Corp. bank term loan FRN 4.333s,
2012	428,000	356,922
Navistar International Corp. bank term loan FRN
3.678s, 2012	1,177,000	981,534
TRW Automotive, Inc. bank term loan FRN Ser. B,
1.938s, 2014	3,270,225	2,850,547
United Components, Inc. bank term loan FRN Ser. D,
3.21s, 2012	422,222	342,000
		12,674,989

Basic materials (6.9%)
Celanese Corp. bank term loan FRN Ser. B, 2.942s, 2014	2,397,918	2,168,480
Domtar Corp. bank term loan FRN 1.757s, 2014 (Canada)	1,579,719	1,453,906
Georgia-Pacific, LLC bank term loan FRN Ser. B,
3.236s, 2013	1,992,494	1,846,295
Huntsman International, LLC bank term loan FRN Ser. B,
2.178s, 2012	3,722,424	3,158,246
Lyondell Chemical Co. bank term loan FRN 11.425s, 2009	1,000,000	1,024,500
Momentive Performance Materials, Inc. bank term loan
FRN 2.688s, 2013	1,000,000	720,714
Nalco Co. bank term loan FRN 6 1/2s, 2016	2,000,000	2,003,750
NewPage Holding Corp. bank term loan FRN 4.74s, 2014	1,269,187	1,020,337
Novelis, Inc. bank term loan FRN Ser. B, 3.22s, 2014	1,779,792	1,464,991
Novelis, Inc. bank term loan FRN Ser. B, 2.43s, 2014	808,989	665,899
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 2.178s, 2012	2,052,535	1,913,989
Smurfit-Stone Container Corp. bank term loan FRN
4 1/2s, 2010	86,453	70,546
Smurfit-Stone Container Corp. bank term loan FRN
2.88s, 2010	142,857	119,286
Smurfit-Stone Container Corp. bank term loan FRN
2.616s, 2010	430,722	359,653
Smurfit-Stone Container Corp. bank term loan FRN
Ser. B, 2.69s, 2011	98,386	80,283
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 2.69s, 2011	185,442	153,917
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C1, 2.69s, 2011	56,067	46,536
Verso Paper Holdings LLC/Verso Paper, Inc. bank term
loan FRN Ser. B, 3s, 2013	2,479,161	2,355,203
		20,626,531

Broadcasting (1.0%)
Citadel Communications bank term loan FRN Ser. B,
2.953s, 2014	721,621	329,541
Cumulus Media, Inc. bank term loan FRN Ser. B, 2.099s,
2014	622,283	357,813
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.678s, 2014	3,600,000	2,453,400
		3,140,754

Building materials (0.5%)
Building Materials Holdings Corp. bank term loan FRN
5.658s, 2014	1,000,000	843,333
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	631,110	582,199
		1,425,532

Capital goods (6.9%)
Baldor Electric Co. bank term loan FRN 5 1/4s, 2014	1,083,797	1,023,240
Berry Plastics Holding Corp. bank term loan FRN
2.382s, 2015	3,288,076	2,614,021
Blount, Inc. bank term loan FRN Ser. B, 2.446s, 2010	242,815	222,176
Graham Packaging Co., LP bank term loan FRN 2.688s,
2011	2,501,627	2,352,423

Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 3.22s, 2014	120,204	68,984
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.689s, 2014	2,044,132	1,173,105
Hexcel Corp. bank term loan FRN 5.425s, 2014	1,960,000	1,940,400
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 2.657s, 2014	1,547,825	1,304,042
Polypore, Inc. bank term loan FRN Ser. B, 2.67s, 2014	967,763	832,276
Rexnord Corp. bank term loan FRN Ser. B, 3.336s, 2013	1,590,902	1,256,812
Sensata Technologies BV bank term loan FRN 2.803s,
2013 (Netherlands)	1,813,379	1,275,409
Sequa Corp. bank term loan FRN 4.052s, 2014	1,588,548	1,195,382
Terex Corp. bank term loan FRN Ser. D, 3.97s, 2013	2,000,000	1,840,000
Transdigm, Inc. bank term loan FRN 3.227s, 2013	1,945,209	1,796,076
Wesco Aircraft Hardware Corp. bank term loan FRN
6.18s, 2014	485,000	354,050
Wesco Aircraft Hardware Corp. bank term loan FRN
2.68s, 2013	1,600,000	1,308,800
		20,557,196

Commercial and consumer services (2.3%)
Aramark Corp. bank term loan FRN 2 7/8s, 2014	176,574	160,506
Aramark Corp. bank term loan FRN Ser. B, 3.095s, 2014	2,779,394	2,526,469
Lender Processing Services, Inc. bank term loan FRN
Ser. B, 2.928s, 2014	1,052,030	1,020,469
Sabre, Inc. bank term loan FRN 3.038s, 2014	2,221,459	1,530,428
Thomas Learning bank term loan FRN Ser. B, 2.879s, 2014	1,400,000	1,092,657
Travelport bank term loan FRN 3.72s, 2013	113,497	82,817
Travelport bank term loan FRN Ser. B, 3.215s, 2013	501,300	365,792
		6,779,138

Communication services (9.9%)
Atlantic Broadband Financial, LLC bank term loan FRN
Ser. B2, 6.02s, 2011	1,994,911	1,898,158
Cebridge Connections, Inc. bank term loan FRN Ser. B,
2.397s, 2013	2,816,886	2,539,110
Charter Communications, Inc. bank term loan FRN
9 1/4s, 2014	2,960,822	2,509,296
Charter Communications, Inc. bank term loan FRN
5 1/4s, 2014	1,000,000	722,250
Cricket Communications, Inc. bank term loan FRN
Ser. B, 10 3/4s, 2013	1,136,988	1,141,726
Crown Castle International Corp. bank term loan FRN
1.928s, 2014	832,883	761,741
Digicel Group, Ltd. bank term loan FRN 3.925s, 2012
(Jamaica)	1,000,000	907,500
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 3/4s, 2015	2,859,132	2,004,966
Insight Midwest, LP bank term loan FRN Ser. B, 2.41s,
2014	1,000,000	922,083
Intelsat Corp. bank term loan FRN Ser. B2, 2.914s, 2011	244,256	222,807
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.914s,
2013	244,330	222,875
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.914s,
2013	244,256	222,807
Intelsat, Ltd. bank term loan FRN 3.411s, 2014
(Bermuda)	625,000	513,672
Intelsat, Ltd. bank term loan FRN Ser. B, 2.914s, 2013
(Bermuda)	1,608,397	1,496,613
Level 3 Communications, Inc. bank term loan FRN
3.164s, 2014	1,362,000	1,092,437
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	1,200,000	1,225,500
Mediacom Communications Corp. bank term loan FRN Ser.
C, 1.79s, 2015	1,591,061	1,422,674
Mediacom Communications Corp. bank term loan FRN Ser.
D2, 2.04s, 2015	879,750	801,012
MetroPCS Wireless, Inc. bank term loan FRN 3.088s, 2013	2,654,538	2,496,925
PAETEC Holding Corp. bank term loan FRN 2.928s, 2013	955,960	865,144
TW Telecom, Inc. bank term loan FRN Ser. B, 2.43s, 2013	1,430,365	1,320,307
West Corp. bank term loan FRN 2.762s, 2013	2,857,009	2,468,933
Windstream Corp. bank term loan FRN Ser. B, 2.48s, 2013	1,994,924	1,860,267
		29,638,803

Consumer (0.5%)
Yankee Candle Co., Inc. bank term loan FRN 3.209s, 2014	1,836,365	1,563,972
		1,563,972

Consumer staples (8.4%)
Constellation Brands, Inc. bank term loan FRN Ser. B,
2.708s, 2013	1,967,657	1,855,922
Dean Foods Co. bank term loan FRN Ser. B, 2.589s, 2014	2,973,152	2,718,112
Dole Food Co., Inc. bank term loan FRN Ser. B, 7.965s,
2013	347,035	344,323
Dole Food Co., Inc. bank term loan FRN Ser. C, 7.974s,
2013	1,293,082	1,282,980
Dole Food Co., Inc. bank term loan FRN, 1.139s, 2013	198,010	196,464
Jarden Corp. bank term loan FRN Ser. B1, 2.97s, 2012	1,391,539	1,310,945
Jarden Corp. bank term loan FRN Ser. B2, 2.97s, 2012	1,034,127	974,234
NPC International, Inc. bank term loan FRN Ser. B,
2.643s, 2013	958,486	884,203
Pantry, Inc. (The) bank term loan FRN 1.93s, 2014	391,524	358,245
Pantry, Inc. (The) bank term loan FRN Ser. B, 1.93s,
2014	1,359,954	1,244,358
Pinnacle Foods Holding Corp. bank term loan FRN

Ser. B, 3.161s, 2014	2,953,712	2,495,358
Prestige Brands, Inc. bank term loan FRN 2.678s, 2011	987,165	957,550
Revlon Consumer Products bank term loan FRN Ser. B,
4.6s, 2012	2,000,000	1,731,666
Rite-Aid Corp. bank term loan FRN 6s, 2014	1,000,000	830,500
Rite-Aid Corp. bank term loan FRN Ser. B, 2.13s, 2014	1,544,500	1,243,323
Spectrum Brands, Inc. bank term loan FRN 2.916s, 2013
(In default) (NON)	98,410	80,893
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
7.019s, 2013 (In default) (NON)	1,924,233	1,581,719
Supervalu, Inc. bank term loan FRN Ser. B, 1.668s, 2012	2,329,125	2,148,184
WM Wrigley Jr., Co. bank term loan FRN Ser. B, 6 1/2s,
2014	2,975,000	2,979,016
		25,217,995

Energy (3.9%)
Dresser, Inc. bank term loan FRN 3.104s, 2014	2,000,000	1,734,286
Energy Solutions, Inc. bank term loan FRN Ser. A,
2.57s, 2013	69,338	64,484
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.313s,
2012	2,325,000	1,976,250
Helix Energy Solutions Group, Inc. bank term loan FRN
Ser. B, 6.536s, 2013	369,160	333,167
Hercules Offshore, Inc. bank term loan FRN Ser. B,
2.96s, 2013	959,525	769,220
MEG Energy Corp. bank term loan FRN 3.22s, 2013
(Canada)	802,173	690,871
MEG Energy Corp. bank term loan FRN Ser. DD, 3.22s,
2013 (Canada)	342,341	294,841
Petroleum Geo-Services ASA bank term loan FRN 2.97s,
2015 (Norway)	1,115,951	1,015,515
Quicksilver Resources, Inc. bank term loan FRN 7 3/4s,
2013	626,150	613,627
Targa Resources, Inc. bank term loan FRN 2.437s, 2012	1,580,763	1,461,077
Targa Resources, Inc. bank term loan FRN, 1.095s, 2012	911,704	842,675
Western Refining, Inc. bank term loan FRN Ser. B, 4s,
2014	1,885,606	1,744,186
		11,540,199

Entertainment (3.5%)
AMC Entertainment, Inc. bank term loan FRN 1.813s, 2013	2,994,845	2,737,289
Cedar Fair LP bank term loan FRN 2.428s, 2012	1,000,000	937,143
Cinemark USA, Inc. bank term loan FRN 2.157s, 2013	1,103,084	1,022,192
Hertz Corp. bank term loan FRN 1.227s, 2012	154,108	138,600
Hertz Corp. bank term loan FRN Ser. B, 2.121s, 2012	843,778	758,873
Regal Cinemas, Inc. bank term loan FRN Ser. B, 4.97s,
2010	997,442	950,376
Six Flags Theme Parks bank term loan FRN 3.366s, 2015	2,722,373	2,067,060
Universal City Development Partners, Ltd. bank term
loan FRN Ser. B, 6s, 2011	1,816,487	1,702,956
		10,314,489

Financials (1.7%)
CAP bank term loan FRN Ser. B, 2.17s, 2010	1,400,000	984,666
Hub International, Ltd. bank term loan FRN Ser. B,
3.72s, 2014	1,341,433	1,115,066
Hub International, Ltd. bank term loan FRN Ser. DD,
3.72s, 2014	301,513	250,633
LNR Property Corp. bank term loan FRN Ser. B, 3.91s,
2011	1,276,000	622,050
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.39s, 2014	2,432,931	1,737,519
Tishman Speyer Real Estate DC Area Portfolio bank term
loan FRN 2.07s, 2012	1,550,000	511,500
		5,221,434

Gaming and lottery (3.4%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	2,406,603	1,823,002
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.32s,
2014	938,636	558,489
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.476s, 2014	535,470	318,604
Green Valley Ranch Gaming, LLC bank term loan FRN
Ser. B, 3.55s, 2014	1,708,413	926,814
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B3, 3.87s, 2015	1,786,466	1,371,751
Isle of Capri Casinos, Inc. bank term loan FRN 2.97s,
2014	1,662,664	1,404,951
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
2.97s, 2014	514,969	435,149
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
2.178s, 2014	665,066	561,981
Penn National Gaming, Inc. bank term loan FRN Ser. B,
2.141s, 2012	2,166,977	2,037,732
Seminole Tribe of Florida bank term loan FRN Ser. B1,
2 3/4s, 2014	116,113	107,840
Seminole Tribe of Florida bank term loan FRN Ser. B2,
2 3/4s, 2014	418,218	388,420
Seminole Tribe of Florida bank term loan FRN Ser. B3,
2 3/4s, 2014	358,300	332,771
		10,267,504

Health care (9.8%)

Bausch & Lomb, Inc. bank term loan FRN Ser. B, 4.47s,
2015	424,528	369,340
Bausch & Lomb, Inc. bank term loan FRN Ser. DD,
4.206s, 2015 (U)	107,476	93,504
Biomet, Inc. bank term loan FRN Ser. B, 4.142s, 2015	3,106,162	2,917,074
Community Health Systems, Inc. bank term loan FRN
Ser. B, 3.447s, 2014	2,668,980	2,368,114
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.678s, 2014	120,236	106,682
DaVita, Inc. bank term loan FRN Ser. B1, 2.194s, 2012	2,000,000	1,867,812
Fenwal Controls of Japan, Ltd. bank term loan FRN
3.506s, 2014 (Japan)	115,471	87,854
Fenwal Controls of Japan, Ltd. bank term loan FRN Ser.
DD, 3.506s, 2014 (Japan)	19,361	14,730
Fresenius SE bank term loan FRN Ser. B1, 6 3/4s, 2014
(Germany)	649,894	649,407
Fresenius SE bank term loan FRN Ser. B2, 6 3/4s, 2014
(Germany)	350,106	349,843
HCA, Inc. bank term loan FRN Ser. B, 3.47s, 2013	2,570,688	2,287,591
Health Management Associates, Inc. bank term loan FRN
2.97s, 2014	1,286,298	1,110,718
Healthsouth Corp. bank term loan FRN Ser. B, 2.851s,
2013	1,824,200	1,675,223
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.428s, 2014	363,113	325,349
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	97,562	87,415
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.428s, 2014	1,049,325	940,195
LifePoint, Inc. bank term loan FRN Ser. B, 2.295s, 2012	1,480,180	1,396,127
Mylan, Inc./PA bank term loan FRN Ser. B, 4.343s, 2014	1,979,592	1,877,863
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
2.17s, 2012	1,996,703	1,839,462
Select Medical Corp. bank term loan FRN Ser. B,
2.716s, 2012	2,369,400	2,118,243
Sun Healthcare Group, Inc. bank term loan FRN 1.359s,
2014	267,062	234,569
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
3.175s, 2014	1,286,306	1,129,805
Surgical Care Affiliates, Inc. bank term loan FRN
Ser. B, 3.22s, 2015	1,660,774	1,407,506
United Surgical Partners International, Inc. bank term
loan FRN 2.69s, 2014	1,090,428	975,933
US Oncology, Inc. bank term loan FRN Ser. B, 3.538s,
2011	1,000,000	948,333
US Oncology, Inc. bank term loan FRN Ser. C, 4.061s,
2011	1,000,000	948,333
Vanguard Health Systems, Inc. bank term loan FRN
2.678s, 2011	1,322,498	1,249,760
		29,376,785

Homebuilding (0.7%)
Realogy Corp. bank term loan FRN 0.261s, 2013	607,175	421,987
Realogy Corp. bank term loan FRN Ser. B, 4.177s, 2013	2,255,222	1,567,379
		1,989,366

Household furniture and appliances (0.4%)
National Bedding Co. bank term loan FRN 2.344s, 2011	1,733,216	1,213,251
		1,213,251

Media (1.1%)
Affinion Group, Inc. bank term loan FRN Ser. B,
2.812s, 2013	627,278	577,096
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	206,777	161,157
VNU Group BV bank term loan FRN Ser. B, 2.382s, 2013
(Netherlands)	2,856,902	2,515,414
		3,253,667

Publishing (2.0%)
Cenveo, Inc. bank term loan FRN Ser. C, 5.727s, 2014	1,870,742	1,696,140
Cenveo, Inc. bank term loan FRN Ser. DD, 2.977s, 2014	69,034	62,591
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	1,471,618	1,200,595
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.65s, 2014	175,000	36,000
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.32s, 2014	2,694,565	554,310
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.384s, 2014	1,005,435	206,832
Reader's Digest Association, Inc. (The) bank term loan
FRN Ser. B, 3.287s, 2014	2,240,201	940,884
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	4,264,063	1,295,802
		5,993,154

Retail (3.5%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 2.879s, 2013	2,995,000	2,077,781
Dollar General Corp. bank term loan FRN Ser. B1,
3.475s, 2013	2,900,000	2,715,644
Hanesbrands, Inc. bank term loan FRN 5.796s, 2013	2,050,491	2,003,623
J Crew Operating Corp. bank term loan FRN Ser. B,

2.188s, 2013	140,351	117,895
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.679s, 2013	2,471,553	1,765,102
Neiman Marcus Group, Inc. (The) bank term loan FRN
Ser. B, 2.945s, 2013	2,362,731	1,659,327
		10,339,372

Technology (4.4%)
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B, 2.313s, 2013	49,871	46,484
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 2.402s, 2013	972,500	906,451
Compucom Systems, Inc. bank term loan FRN 3.93s, 2014	538,445	463,063
First Data Corp. bank term loan FRN Ser. B1, 3.066s,
2014	1,601,738	1,174,274
First Data Corp. bank term loan FRN Ser. B3, 3.066s,
2014	1,824,001	1,338,361
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.381s, 2014 (Singapore)	238,555	191,082
Flextronics International, Ltd. bank term loan FRN
Ser. B, 3.083s, 2014 (Singapore)	830,170	664,966
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014	1,151,250	843,291
Freescale Semiconductor, Inc. bank term loan FRN
Ser. B, 2.168s, 2013	3,070,666	1,883,341
ON Semiconductor Corp. bank term loan FRN 2.178s, 2013	686,000	569,380
Orbitz Worldwide, Inc. bank term loan FRN Ser. B,
3.97s, 2014	1,694,200	1,050,404
Reynolds & Reynolds Co. (The) bank term loan FRN
2.428s, 2012	1,957,756	1,416,926
SunGard Data Systems, Inc. bank term loan FRN 2.477s,
2014	2,736,351	2,481,187
		13,029,210

Textiles (0.4%)
Levi Strauss & Co. bank term loan FRN 2.585s, 2014	1,400,000	1,071,000
		1,071,000

Tire and rubber (0.7%)
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 3 3/4s, 2012	220,659	89,367
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 3 3/4s, 2012	551,244	223,254
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 3 3/4s, 2012	628,875	254,694
Goodyear Tire & Rubber Co. (The) bank term loan FRN
2.07s, 2010	1,720,000	1,438,082
		2,005,397

Utilities and power (4.7%)
Atlas Pipeline Partners LP bank term loan FRN Ser. B,
3.244s, 2014	1,308,521	1,138,413
Calpine Corp. bank term loan FRN Ser. B, 4.095s, 2014	3,321,432	2,866,293
Dynegy Holdings, Inc. bank term loan FRN 1.93s, 2013	2,587,617	2,322,387
Dynegy Holdings, Inc. bank term loan FRN 1.93s, 2013	233,072	209,182
Energy Future Holdings Corp. bank term loan FRN
Ser. B2, 3.882s, 2014	2,907,266	2,001,653
Mirant North America, LLC. bank term loan FRN 2.178s,
2013	2,070,412	1,922,524
NRG Energy, Inc. bank term loan FRN 2.72s, 2014	1,869,333	1,728,939
NRG Energy, Inc. bank term loan FRN 1.12s, 2014	998,725	923,717
Reliant Energy, Inc. bank term loan FRN 0.398s, 2014	1,000,000	874,643
		13,987,751

Total senior loans (cost $276,546,611)		$244,122,489

CORPORATE BONDS AND NOTES (7.6%)(a)
	Principal amount	Value

Basic materials (0.5%)
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.133s, 2012	$655,000	$289,838
Freeport-McMoRan Copper & Gold, Inc. sr. sec. notes
6 7/8s, 2014	1,000,000	990,000
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011	60,000	61,650
		1,341,488

Capital goods (0.5%)
Allied Waste North America, Inc. company guaranty sr.
unsub. sec. notes 7 7/8s, 2013	500,000	508,750
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	1,000,000	1,020,000
		1,528,750

Communication services (1.3%)
iPCS, Inc. company guaranty sr. sec. notes FRN 3.153s,
2013	1,440,000	1,191,600
Level 3 Financing, Inc. 144A company guaranty FRN
5.474s, 2015	1,000,000	620,000
Qwest Corp. sr. notes FRN 4.57s, 2013	1,250,000	1,121,875

Sprint Nextel Corp. sr. unsec. notes FRN 1.632s, 2010	1,000,000	945,042
		3,878,517

Consumer cyclicals (1.2%)
Ford Motor Credit Co., LLC sr. unsec. FRN 3.889s, 2012	2,200,000	1,716,000
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	300,000	292,601
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 6.261s, 2012	500,000	176,875
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	147,000	138,180
Seminole Hard Rock Entertainment, Inc. 144A sr. sec.
notes FRN 3.82s, 2014	1,090,000	741,200
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	1,000,000	647,500
		3,712,356

Consumer staples (0.3%)
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,000,000	1,005,000
		1,005,000

Energy (0.5%)
SandRidge Energy, Inc. company guaranty sr. unsec.
unsub. FRN 4.833s, 2014	425,000	335,881
Williams Cos., Inc. (The) sr. unsec. notes 7 1/8s, 2011	1,000,000	1,009,960
		1,345,841

Financials (0.2%)
Universal City Florida Holding Co. sr. unsec. notes
FRN 5.778s, 2010	670,000	479,050
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.758s, 2014	190,000	104,025
		583,075

Health care (1.0%)
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes FRN 4.883s, 2011 (Ireland)	1,000,000	865,000
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,555,000	1,321,750
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2010	500,000	501,495
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.904s, 2012 (PIK)	547,000	366,490
		3,054,735

Utilities and power (2.1%)
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	1,000,000	1,015,000
Allegheny Energy Supply 144A sr. unsec. bond 8 1/4s,
2012	900,000	935,605
Consumers Energy Co. 1st mtge. Ser. F, 4s, 2010	1,000,000	1,012,731
El Paso Corp. sr. unsec. notes 7 3/4s, 2010	1,000,000	1,001,536
Exelon Corp. sr. notes 6 3/4s, 2011	500,000	520,979
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	705,000	708,525
Teco Energy, Inc. sr. notes FRN 3.028s, 2010	1,000,000	962,500
		6,156,876

Total corporate bonds and notes (cost $25,603,004)		$22,606,638

SHORT-TERM INVESTMENTS (13.4%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.701%,
December 17, 2009 (SEGSF)	$120,000	$119,538
U.S. Treasury Bills for an effective yield of 0.472%,
November 19, 2009	340,000	338,991
Putnam Money Market Liquidity Fund (e)	39,407,089	39,407,089

Total short-term investments (cost $39,865,788)		$39,865,618

TOTAL INVESTMENTS

Total investments (cost $342,015,403) (b)		$306,594,745

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International
DJ LCDX NA Series 10
Version 1 Index	B	$531,330	$2,670,000	6/20/13	325 bp	$60,183

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Caa1	--	235,000	6/20/12	230 bp	(108,306)

Total						$(48,123)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

NOTES

(a) Percentages indicated are based on net assets of $298,363,781.

(b) The aggregate identified cost on a tax basis is $342,905,170, resulting in gross unrealized appreciation and depreciation of $4,261,258 and $40,571,683, respectively, or net unrealized depreciation of $36,310,425.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian to cover collateral on certain swap contracts at May 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $19,911 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $80,989,212 and $41,582,123, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(U) This security, in part or in entirety, represents unfunded loan commitments. As of May 31, 2009, the fund had unfunded loan commitments of $26,869, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Bausch & Lomb, Inc.	$26,869

At May 31, 2009, liquid assets totaling $2,905,000 have been designated as collateral for open swap contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Notes (FRN) are the current interest rates at May 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $108,306 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $119,784.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$39,407,089	$--

Level 2	267,187,656	(48,123)

Level 3	--	--

Total	$306,594,745	$(48,123)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$60,183	$108,306

Total	$60,183	$108,306

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: February 28, 2010

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Income Strategies Fund

The fund's portfolio
5/31/09 (Unaudited)

CORPORATE BONDS AND NOTES (37.0%)(a)
	Principal amount	Value

Basic materials (3.0%)
AK Steel Corp. company guaranty 7 3/4s, 2012	$10,000	$9,400
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	15,000	56
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	10,000	8,495
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 5.133s, 2012	5,000	2,213
Compass Minerals International, Inc. sr. disc. notes
Ser. B, 12s, 2013	3,000	3,120
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	73,000	73,891
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	20,000	19,780
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	98,000	97,755
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015	10,000	10,025
Georgia-Pacific Corp. debs. 9 1/2s, 2011	5,000	5,138
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)	5,000	5,125
Glancore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	100,000	73,991
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	80,000	54,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	5,000	2,150
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014	10,000	6,850
International Paper Co. sr. unsec. notes 9 3/8s, 2019	16,000	15,760
International Paper Co. sr. unsec. notes 7.4s, 2014	50,000	49,324
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012	3,000	945
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	25,000	9,500
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	10,000	9,950
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014	5,000	5,076
Nalco Co. 144A sr. notes 8 1/4s, 2017	3,000	3,015
NewPage Holding Corp. sr. unsec. unsub. notes FRN
8.579s, 2013 (PIK)	1,631	179
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)	30,000	17,475
Novelis, Inc. company guaranty 7 1/4s, 2015	50,000	32,875
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013	165,000	151,510
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	8,000	8,476
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	2,000	2,065
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018	85,000	86,531
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 8.95s, 2014 (United Kingdom)	12,000	12,897
Sealed Air Corp. 144A notes 5 5/8s, 2013	100,000	90,918
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	115,000	98,038
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016	5,000	4,263
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)	23,000	23,661
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)	29,000	29,363
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)	23,000	22,885
Tube City IMS Corp. company guaranty 9 3/4s, 2015	10,000	5,700
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016	10,000	4,100
Verso Paper Holdings, LLC/Verso Paper, Inc. sec. notes
9 1/8s, 2014	65,000	38,675
		1,095,170

Capital goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016	105,000	97,388
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	5,000	5,025
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	5,000	5,100
Berry Plastics Corp. company guaranty sr. notes FRN
5.881s, 2015	20,000	17,125
Eaton Corp. notes 5.6s, 2018	10,000	9,476
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017	95,000	29,450
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	105,000	95,550
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	10,000	8,900
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	5,000	4,298
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018	60,000	58,895
Ryerson Tull, Inc. company guaranty sr. sec. notes

12 1/4s, 2015	50,000	33,750
Titan International, Inc. company guaranty 8s, 2012	5,000	4,300
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	20,000	19,716
		388,973

Communication services (5.3%)
ALLTEL Corp. sr. notes 7s, 2012	280,000	298,612
American Tower Corp. sr. unsec. notes 7s, 2017	5,000	4,825
American Tower Corp. 144A sr. unsec. notes 7 1/4s, 2019	5,000	4,875
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	20,000	21,739
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	25,000	25,140
Cablevision Systems Corp. sr. unsec. notes Ser. B, 8s,
2012	120,000	117,900
CCH I, LLC sec. notes 11s, 2015 (In default) (NON)	10,000	1,150
CCH II, LLC sr. unsec. notes 10 1/4s, 2010
(In default) (NON)	5,000	4,950
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010
(In default) (NON)	55,000	53,900
CCO Holdings LLC/CCO Holdings Capital Corp. sr. unsec.
notes 8 3/4s, 2013 (In default) (NON)	5,000	4,575
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013	55,000	53,488
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	10,000	11,241
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	15,000	15,031
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010	100,000	100,442
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	45,000	47,529
Cricket Communications, Inc. company guaranty 9 3/8s,
2014	45,000	44,775
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	10,000	9,650
Embarq Corp. notes 7.082s, 2016	40,000	39,200
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013	140,000	137,550
Inmarsat Finance PLC company guaranty 10 3/8s, 2012
(United Kingdom)	110,000	113,575
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	135,000	138,713
iPCS, Inc. company guaranty sr. sec. notes FRN 3.153s,
2013	5,000	4,138
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014	120,000	93,750
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017	5,000	3,519
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	120,000	120,450
Motorola, Inc. sr. notes 8s, 2011	110,000	109,957
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	5,000	4,525
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	100,000	92,000
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	15,000	15,113
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	5,000	5,213
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	15,000	15,586
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	10,000	10,083
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	5,000	5,148
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014	5,000	5,013
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	7,000	7,366
Verizon Communications, Inc. sr. unsec. notes 6.35s,
2019	3,000	3,176
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	10,000	11,981
Verizon Wireless, Inc. 144A notes 5.55s, 2014	50,000	52,875
West Corp. company guaranty 9 1/2s, 2014	105,000	94,500
Windstream Corp. company guaranty 8 5/8s, 2016	30,000	29,475
Windstream Corp. company guaranty 8 1/8s, 2013	5,000	4,919
		1,937,647

Conglomerates (--%)
Honeywell International, Inc. sr. unsec. notes 5.3s,
2018	5,000	5,188
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	5,000	5,439
		10,627

Consumer cyclicals (7.4%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015	5,000	4,313
Affinion Group, Inc. company guaranty 10 1/8s, 2013	5,000	4,700
AMC Entertainment, Inc. company guaranty 11s, 2016	5,000	5,025
American Media Operations, Inc. 144A sr. sub. notes 14s, 2013
(PIK)	2,934	1,159
American Media Operations, Inc. 144A sr. unsec. notes 9s, 2013
(PIK)	281	139
Aramark Corp. company guaranty 8 1/2s, 2015	5,000	4,769
Aramark Corp. company guaranty FRN 4.528s, 2015	100,000	80,500
ArvinMeritor, Inc. notes 8 3/4s, 2012	2,000	960
Associated Materials, Inc. company guaranty 9 3/4s,
2012	105,000	88,725
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014	20,000	9,600
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016	60,000	42,600
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)
(In default) (NON)	12,000	3,360
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	10,000	7,175
Clear Channel Communications, Inc. sr. unsec. notes

7.65s, 2010	5,000	2,200
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	5,000	775
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	8,000	7,820
Corrections Corporation of America sr. notes 7 1/2s,
2011	5,000	4,950
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	5,000	5,041
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6 3/8s, 2015	130,000	118,300
Echostar DBS Corp. sr. notes 6 3/8s, 2011	110,000	106,288
Expedia, Inc. sr. unsec. notes company guaranty
7.456s, 2018	45,000	43,200
Fleetwood Enterprises, Inc. company guaranty sr. sec.
sub. notes 14s, 2011 (In default) (F)(NON)	97,000	58,200
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	95,000	86,925
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	65,000	63,397
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	16,000	15,280
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	10,000	9,950
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 5.698s, 2014	5,000	4,025
Harrah's Operating Co., Inc. company guaranty sr. sec.
notes Ser. A144, 10s, 2018	52,000	34,710
Host Marriott LP company guaranty Ser. Q, 6 3/4s, 2016
(R)	10,000	8,600
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)	115,000	110,400
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	6,000	4,650
Jostens IH Corp. company guaranty 7 5/8s, 2012	10,000	9,850
KB Home company guaranty 6 3/8s, 2011	50,000	48,000
Lamar Media Corp. company guaranty 7 1/4s, 2013	10,000	9,150
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	20,000	19,700
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	5,000	4,700
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	105,000	101,325
Liberty Media Corp. debs. 8 1/4s, 2030	5,000	3,350
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	65,000	64,350
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	40,000	36,800
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012	70,000	68,404
Masco Corp. sr. unsec. notes 5.85s, 2017	100,000	79,002
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	130,000	50,700
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	155,000	152,844
Meritage Homes Corp. company guaranty 6 1/4s, 2015	90,000	67,725
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	56,000	52,640
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	5,000	2,725
Michaels Stores, Inc. company guaranty 10s, 2014	110,000	79,200
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	117,803	63,025
News America, Inc. 144A company guaranty notes 6.9s,
2019	25,000	24,447
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	130,000	83,200
NTK Holdings, Inc. sr. unsec. disc. notes
stepped-coupon zero % (10 3/4s, 9/1/09), 2014 (STP)	5,000	494
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	200,000	176,596
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	10,000	8,350
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	105,000	102,375
Reader's Digest Association, Inc. (The) company
guaranty sr. unsec. sub. notes 9s, 2017	5,000	200
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)	5,000	1,800
Station Casinos, Inc. sr. sub. notes 6 7/8s, 2016
(In default) (NON)	15,000	450
Tenneco, Inc. sr. unsec. notes company guaranty
8 1/8s, 2015	55,000	40,425
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	10,000	8,600
Texas Industries, Inc. 144A company guaranty sr.
unsec. notes 7 1/4s, 2013	10,000	8,600
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sec.
notes 10s, 2013	5,000	3,238
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	115,000	30,475
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 1.15s, 2009	45,000	44,832
Time Warner, Inc. debs. 9 1/8s, 2013	15,000	16,285
Travelport LLC company guaranty 9 7/8s, 2014	120,000	75,600
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)	90,000	10,800
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	100,000	70,000
United Auto Group, Inc. company guaranty 7 3/4s, 2016	5,000	3,850
Vertis, Inc. company guaranty sr. notes zero %, 2014
(PIK)	3,732	18
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	70,000	70,734
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	105,000	79,275
		2,711,870

Consumer staples (3.8%)
Altria Group, Inc. company guaranty sr. unsec. notes

9 1/4s, 2019	10,000	11,063
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	10,000	11,280
Anheuser-Busch Cos., Inc. sr. unsec. notes 5.6s, 2017	100,000	94,711
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	10,000	10,664
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014	5,000	3,575
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	5,000	4,150
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)	10,518	2,840
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	5,000	5,061
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017	20,000	18,650
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	90,000	83,925
CVS Caremark, Corp. notes 6.6s, 2019	35,000	36,357
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	110,000	110,550
Dole Food Co. 144A sr. unsec. notes 13 7/8s, 2014	30,000	32,100
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	5,000	4,200
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	5,000	5,183
Hertz Corp. company guaranty 8 7/8s, 2014	110,000	100,100
Jarden Corp. company guaranty 7 1/2s, 2017	105,000	90,825
McDonald's Corp. sr. unsec. notes 5.7s, 2039	40,000	38,991
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	85,000	78,152
Pinnacle Foods Finance LLC sr. notes 9 1/4s, 2015	5,000	4,463
Reynolds American, Inc. company guaranty 7 1/4s, 2013	10,000	10,017
Rite Aid Corp. company guaranty 9 1/2s, 2017	100,000	65,000
Rite Aid Corp. sec. notes 7 1/2s, 2017	5,000	3,925
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	15,000	14,677
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015
(In default) (NON)	10,000	5,075
Supervalu, Inc. notes 7 7/8s, 2009	240,000	241,500
Supervalu, Inc. sr. unsec. notes 7 1/2s, 2014	5,000	4,838
Tyson Foods, Inc. 144A sr. unsec. notes 10 1/2s, 2014	120,000	127,200
United Rentals North America, Inc. company guaranty 6 1/2s, 2012	25,000	23,375
Universal Corp. MTNC notes 5.2s, 2013	100,000	91,392
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	80,000	78,302
		1,412,141

Energy (3.6%)
Amerada Hess Corp. unsub notes 6.65s, 2011	10,000	10,623
Arch Western Finance, LLC company guaranty sr. sec.
notes 6 3/4s, 2013	15,000	13,650
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	6,000	3,450
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	5,000	2,881
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	15,000	12,413
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	110,000	102,850
Complete Production Services, Inc. company guaranty
8s, 2016	10,000	8,100
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	105,000	52,500
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	5,000	4,650
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	115,000	73,025
ConocoPhillips notes 6 1/2s, 2039	20,000	20,669
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	5,000	4,725
Encore Acquisition Co. sr. sub. notes 6s, 2015	100,000	82,500
EOG Resources, Inc. notes 6 7/8s, 2018	15,000	16,758
Ferrellgas LP/Finance sr. notes 8 3/4s, 2012	10,000	9,200
Forest Oil Corp. sr. notes 8s, 2011	35,000	34,825
Halliburton Co. sr. unsec. notes 7.45s, 2039	10,000	10,787
Harvest Operations Corp. sr. notes 7 7/8s, 2011	5,000	4,200
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	135,000	111,375
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	5,000	4,388
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	5,000	5,069
Kerr-McGee Corp. sec. notes 6.95s, 2024	10,000	8,753
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	15,000	13,200
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	100,000	88,500
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	10,000	9,000
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	5,000	4,600
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	5,000	3,450
Peabody Energy Corp. company guaranty 7 3/8s, 2016	115,000	109,538
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	5,000	4,673
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	65,000	63,863
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	15,000	11,175
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	100,000	83,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	10,000	9,325
Plains Exploration & Production Co. company guaranty
7s, 2017	105,000	91,350
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	5,000	4,981
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017	5,000	4,750
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	81,000
SandRidge Energy, Inc. 144A company guaranty sr.

unsec. unsub. notes 8s, 2018		10,000	8,450
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015		20,000	4,800
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		50,000	35,750
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039		20,000	22,411
Williams Cos., Inc. (The) notes 8 3/4s, 2032		15,000	14,400
Williams Cos., Inc. (The) notes 7 3/4s, 2031		5,000	4,325
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		10,000	9,700
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		5,000	4,875
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020		10,000	10,300
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037		10,000	9,924
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018		5,000	4,873
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018		5,000	5,246
			1,315,350

Financials (3.4%)
Aflac, Inc. sr. notes 8 1/2s, 2019		5,000	5,178
American Express Co. sr. unsec. notes 8 1/8s, 2019		45,000	45,138
Bank of America Corp. sr. notes 7 5/8s, 2019		15,000	15,172
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 1.701s, 2027		20,000	6,504
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049		40,000	29,200
Bear Stearns Cos., Inc. (The) notes 5.7s, 2014		20,000	20,403
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018		40,000	41,238
Chubb Corp. (The) sr. notes 6 1/2s, 2038		5,000	4,993
Citigroup, Inc. sr. notes 6 1/2s, 2013		25,000	24,774
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012		30,000	28,381
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.424s,
2009		40,000	39,992
CNA Financial Corp. unsec. notes 6 1/2s, 2016		135,000	105,009
CNA Financial Corp. unsec. notes 6s, 2011		5,000	4,825
Deutsche Bank AG/London notes 4 7/8s, 2013 (Germany)		40,000	40,427
Duke Realty LP sr. unsec. notes 6 1/4s, 2013		5,000	4,381
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013		15,000	8,363
Fleet Capital Trust V bank guaranty FRN 2.309s, 2028		20,000	6,793
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.156s, 2016		5,000	3,876
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		35,000	32,330
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7 3/4s, 2010		68,000	64,940
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		3,000	2,625
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		3,000	2,595
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		9,000	8,055
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 3/4s, 2014		1,000	835
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		6,000	5,190
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.868s, 2014		1,000	750
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		10,000	10,521
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		5,000	4,189
HRPT Properties Trust bonds 5 3/4s, 2014 (R)		100,000	82,134
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		100,000	62,000
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013		110,000	82,500
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		5,000	3,856
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058		25,000	15,671
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		10,000	10,517
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 1.292s,
2011		5,000	4,642
MetLife, Inc. sr. unsec. 6 3/4s, 2016		10,000	10,176
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018		10,000	10,064
Monumental Global Funding, Ltd. 144A notes 5 1/2s, 2013		15,000	14,144
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		20,000	18,375
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		11,000	11,032
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010		10,000	9,225
UBS AG/Jersey Branch 144A 144A sr. notes Ser. CMCI,
zero % (Indexed to the UBS Bloomberg Constant Maturity
Commodity Index) (United Kingdom)		283,000	203,794
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		102,000	89,760
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		15,000	15,282
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.818s,
2012		20,000	18,100
Wells Fargo Capital XV jr. sub. unsec. company
guaranty FRN 9 3/4s, 2049		10,000	9,300
			1,237,249

Government (1.3%)
European Investment Bank supranational bank bonds sr.
unsec. 3 1/2s, 2014 (Supra-Nation)	CHF	40,000	40,179
Kreditanstalt fuer Wiederaufbau foreign government
guaranty 7 1/4s, 2010 (Germany)	NZD	500,000	327,855
Norddeutsche Landesbank Girozentrale bonds Ser. 7,

5 3/4s, 2010 (Germany)	EUR	24,000	35,578
Oester Postspark Bawag foreign government guaranty
Ser. EMTN, 3 1/4s, 2011 (Austria)	CHF	60,000	57,566
			461,178

Health care (2.9%)
Aetna, Inc. sr. unsec 6 1/2s, 2018		$10,000	9,790
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		35,000	35,788
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013		150,000	148,249
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		60,000	59,325
DaVita, Inc. company guaranty 6 5/8s, 2013		5,000	4,688
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)		15,000	13,725
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037		5,000	4,945
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018		20,000	20,782
HCA, Inc. sr. sec. notes 9 1/4s, 2016		155,000	152,288
HCA, Inc. sr. sec. notes 9 1/8s, 2014		5,000	4,913
HCA, Inc. sr. unsec. notes 6 3/8s, 2015		15,000	11,588
HCA, Inc. sr. unsec. notes 6 1/4s, 2013		2,000	1,690
Healthsouth Corp. company guaranty 10 3/4s, 2016		5,000	5,100
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014		105,000	102,638
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019		15,000	15,076
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015		5,000	4,500
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		5,000	4,538
Pfizer, Inc. sr. unsec. notes 7.2s, 2039		15,000	16,958
Pfizer, Inc. sr. unsec. notes 6.2s, 2019		5,000	5,449
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015		30,000	27,000
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039		10,000	10,819
Select Medical Corp. company guaranty 7 5/8s, 2015		20,000	15,800
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016		105,000	96,600
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		5,000	4,525
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		5,000	4,931
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		5,000	4,000
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
zero %, 2015 (PIK)		5,000	4,000
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		20,000	20,900
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		20,000	20,400
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		10,000	7,360
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.904s, 2012 (PIK)		5,000	3,350
US Oncology, Inc. company guaranty 9s, 2012		105,000	105,000
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		110,000	107,800
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)		5,000	4,613
WellPoint, Inc. notes 7s, 2019		10,000	10,056
			1,069,184

Technology (1.7%)
Activant Solutions, Inc. company guaranty 9 1/2s, 2016		5,000	3,663
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		8,000	5,320
Arrow Electronics, Inc. unsecd. notes 9.15s, 2010		60,000	60,355
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)		5,000	4,875
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		20,000	15,625
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		5,000	3,850
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		135,000	135,251
Computer Sciences Corp. sr. unsec. unsub. notes 5s,
2013		30,000	29,965
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		140,000	63,000
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		15,000	15,038
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		10,000	9,250
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		15,000	13,893
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016		5,000	3,801
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		4,000	3,630
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		135,000	129,938
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)		90,000	79,824
Xerox Corp. sr. notes 8 1/4s, 2014		9,000	9,097
Xerox Corp. sr. unsec. notes 6.35s, 2018		45,000	39,150
			625,525

Transportation (0.5%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018		5,000	5,027
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		5,000	4,375
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013		155,000	150,616
Southwest Airlines Co. sr. unsec. unsub. notes 6 1/2s,
2012		25,000	25,717

Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	10,000	9,889
		195,624

Utilities and power (3.0%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	5,000	4,650
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	7,000	7,105
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	7,000	7,181
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	10,000	10,888
CMS Energy Corp. sr. notes 8 1/2s, 2011	10,000	10,100
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	100,000	84,013
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	10,000	9,853
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	15,000	15,182
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	10,000	9,988
Dynegy Holdings, Inc. sr. unsec. 7 1/2s, 2015	100,000	80,500
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	5,000	4,025
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	5,000	4,200
Edison Mission Energy sr. unsec. notes 7.2s, 2019	105,000	71,006
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	5,000	3,968
Electricite de France 144A notes 6.95s, 2039 (France)	25,000	27,411
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	90,000	94,168
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	5,000	4,800
Mirant North America, LLC company guaranty 7 3/8s, 2013	110,000	105,325
Nevada Power Co. notes 6 1/2s, 2018	25,000	24,134
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	5,000	5,448
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 6.8s, 2019	20,000	17,919
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 5.4s, 2014	10,000	8,873
NRG Energy, Inc. company guaranty 7 3/8s, 2017	5,000	4,713
NRG Energy, Inc. sr. notes 7 3/8s, 2016	120,000	112,950
Oncor Electric Delivery Co. sec. bonds 5.95s, 2013	20,000	20,389
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	5,000	5,948
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	5,000	5,025
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018	5,000	5,341
Public Service Co. of Colorado 1st mtge. sec. bonds
5 1/8s, 2019	5,000	5,121
Southern California Edison Co. 1st mtge. sr. sec. bond
5 1/2s, 2018	10,000	10,578
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	15,000	15,095
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	10,000	9,621
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	155,000	151,287
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	15,000	15,351
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A, 10 1/4s, 2015
(United Kingdom)	60,000	35,550
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	100,000	59,250
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	15,000	15,402
TransCanada Pipelines, Ltd. sr. unsec. unsub. notes
6 1/2s, 2018 (Canada)	5,000	5,190
TXU Corp. sr. notes Ser. P, 5.55s, 2014	15,000	8,019
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	5,000	5,046
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018	15,000	16,542
		1,117,155

Total corporate bonds and notes (cost $15,274,460)		$13,577,693

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (29.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, August 20, 2037	$140,202	$148,505
		148,505

U.S. Government Agency Mortgage Obligations (29.1%)
Federal National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from August 1, 2034 to
November 1, 2036	164,874	176,109
5s, TBA, June 1, 2039	6,000,000	6,142,500
5s, July 1, 2035 (i)	320,213	330,290
4 1/2s, TBA, June 1, 2039	4,000,000	4,031,875
		10,680,774

Total U.S. government and agency mortgage obligations (cost $10,810,349)		$10,829,279

COMMON STOCKS (25.8%)(a)
	Shares	Value

Basic materials (1.1%)
AK Steel Holding Corp.	666	$9,524
Amcor, Ltd. (Australia)	3,864	15,841

Ampco-Pittsburgh Corp.	158	4,102
Andersons, Inc. (The)	236	5,924
ArcelorMittal (Luxembourg)	795	26,480
Aurizon Mines, Ltd. (Canada) (NON)	980	4,351
Balfour Beatty PLC (United Kingdom)	2,187	12,014
BHP Billiton, Ltd. (Australia)	1,805	50,583
Boise, Inc. (NON)	1,532	2,666
Bway Holding Co. (NON)	188	2,732
Celanese Corp. Ser. A	529	10,850
CF Industries Holdings, Inc.	288	22,360
Cliffs Natural Resources, Inc.	504	13,734
Crown Holdings, Inc. (NON)	400	9,400
Dow Chemical Co. (The)	1,143	20,208
Eastman Chemical Co.	156	6,465
Fletcher Building, Ltd. (New Zealand)	4,489	18,754
FMC Corp.	337	18,316
Granite Construction, Inc.	56	2,047
Hochtief AG (Germany)	42	2,037
Horsehead Holding Corp. (NON)	410	2,944
Innophos Holdings, Inc.	299	4,661
Innospec, Inc.	283	2,522
Kobe Steel, Ltd. (Japan)	1,000	1,754
Koppers Holdings, Inc.	224	5,665
Matsushita Electric Works, Ltd. (Japan)	1,000	8,314
MeadWestvaco Corp.	303	4,839
Mitsubishi Chemical Holdings Corp. (Japan)	500	2,325
Mitsui Chemicals, Inc. (Japan)	1,000	3,485
Monsanto Co.	240	19,716
Mosaic Co. (The)	100	5,470
Nucor Corp.	307	13,480
OM Group, Inc. (NON)	278	7,367
OZ Minerals, Ltd. (Australia)	881	617
Packaging Corp. of America	249	4,014
Plum Creek Timber Company, Inc. (R)	131	4,539
Schnitzer Steel Industries, Inc. Class A	198	10,799
Silver Wheaton Corp. (Canada) (NON)	677	7,122
Southern Copper Corp. (Peru)	758	15,865
Spartech Corp.	649	2,745
Terra Industries, Inc.	716	19,898
Thompson Creek Metals Co., Inc. (Canada) (NON)	614	5,894
W.R. Grace & Co. (NON)	556	7,217
		419,640

Capital goods (1.4%)
Acuity Brands, Inc.	136	3,696
AEP Industries, Inc. (NON)	58	1,438
AeroVironment, Inc. (NON)	104	2,904
AGCO Corp. (NON)	525	15,152
Alstom SA (France)	32	2,032
Altra Holdings, Inc. (NON)	489	3,227
Andritz AG (Austria)	88	3,587
Applied Industrial Technologies, Inc.	219	4,549
ATC Technology Corp. (NON)	219	3,193
Autoliv, Inc. (Sweden)	377	10,473
Avery Dennison Corp.	1,248	34,395
BAE Systems PLC (United Kingdom)	1,133	6,283
Ball Corp.	181	7,204
Bekaert SA (Belgium)	142	14,451
Boeing Co. (The)	233	10,450
Caterpillar, Inc.	205	7,269
Chart Industries, Inc. (NON)	498	10,573
Columbus McKinnon Corp. (NON)	200	2,778
Cummins, Inc.	353	11,448
Deere (John) & Co.	97	4,217
EMCOR Group, Inc. (NON)	309	6,943
Emerson Electric Co.	487	15,628
EnPro Industries, Inc. (NON)	107	1,884
Exide Technologies (NON)	787	4,816
Flowserve Corp.	161	11,845
Fluor Corp.	212	9,960
Foster Wheeler AG (NON)	549	14,559
Fuel Systems Solutions, Inc. (NON)	69	1,459
Gardner Denver, Inc. (NON)	192	5,441
General Cable Corp. (NON)	170	6,501
General Dynamics Corp.	151	8,592
GrafTech International, Ltd. (NON)	195	1,983
Heico Corp.	95	3,314
Jacobs Engineering Group, Inc. (NON)	173	7,422
John Bean Technologies Corp.	190	2,858
Joy Global, Inc.	600	20,682
Lockheed Martin Corp.	355	29,689
LSB Industries, Inc. (NON)	240	4,020
Manitowoc Co., Inc. (The)	907	5,914
Mitsubishi Electric Corp. (Japan)	4,000	23,321
Northrop Grumman Corp.	455	21,667
Parker-Hannifin Corp.	72	3,043
Pitney Bowes, Inc.	459	10,502
Prysmian SpA (Italy)	966	14,072
Raytheon Co.	688	30,719
Siemens AG (Germany)	195	14,238
Silgan Holdings, Inc.	91	4,028
Steelcase, Inc.	1,288	6,221
Terex Corp. (NON)	786	10,548
Thomas & Betts Corp. (NON)	174	5,338
Timken Co.	180	3,044
Tomkins PLC (United Kingdom)	3,247	7,459
United Technologies Corp.	534	28,094
WESCO International, Inc. (NON)	221	5,907

		511,030

Communication services (1.1%)
AT&T, Inc.	3,017	74,791
Atlantic Tele-Network, Inc.	178	4,053
Belgacom SA (Belgium)	672	21,113
BT Group PLC (United Kingdom)	4,474	6,388
CenturyTel, Inc.	297	9,162
Cincinnati Bell, Inc. (NON)	1,400	3,906
Comcast Corp. Class A	1,463	20,146
CPI International, Inc. (NON)	195	2,131
DIRECTV Group, Inc. (The) (NON)	1,411	31,748
DISH Network Corp. Class A (NON)	437	7,167
Earthlink, Inc. (NON)	509	3,991
EchoStar Corp. Class A (NON)	410	6,572
Embarq Corp.	218	9,160
France Telecom SA (France)	401	9,802
j2 Global Communications, Inc. (NON)	123	2,743
KDDI Corp. (Japan)	4	20,974
Koninklijke (Royal) KPN NV (Netherlands)	1,619	21,292
Liberty Global, Inc. Class A (NON)	889	12,286
NeuStar, Inc. Class A (NON)	310	6,216
Nice Systems, Ltd. ADR (Israel) (NON)	73	1,676
NII Holdings, Inc. (NON)	616	12,603
Novatel Wireless, Inc. (NON)	226	2,640
NTELOS Holdings Corp.	160	2,859
Premiere Global Services, Inc. (NON)	410	4,908
Sprint Nextel Corp. (NON)	4,096	21,094
Telecom Corp. of New Zealand, Ltd. (New Zealand)	8,159	13,110
Telecom Italia SpA RNC (Italy)	8,770	8,970
Telephone and Data Systems, Inc.	131	3,971
Time Warner Cable, Inc.	297	9,145
Verizon Communications, Inc.	1,510	44,183
		398,800

Conglomerates (0.3%)
3M Co.	356	20,328
General Electric Co.	5,159	69,543
SPX Corp.	125	5,739
		95,610

Consumer cyclicals (1.6%)
Adecco SA (Switzerland)	36	1,571
Aeropostale, Inc. (NON)	71	2,458
Alliance Data Systems Corp. (NON)	320	12,960
American Media, Inc. 144A (F)	54	--
Bally Technologies, Inc. (NON)	84	2,352
Best Buy Co., Inc.	262	9,196
Buckle, Inc. (The)	299	10,698
Cabela's, Inc. (NON)	281	3,734
Coach, Inc.	368	9,667
Consolidated Graphics, Inc. (NON)	129	2,094
D.R. Horton, Inc.	872	8,031
Davis Service Group PLC (United Kingdom)	2,831	14,361
De La Rue PLC (United Kingdom)	597	7,998
Deckers Outdoor Corp. (NON)	55	3,188
Deluxe Corp.	265	3,747
Dolby Laboratories, Inc. Class A (NON)	231	8,330
Dollar Thrifty Automotive Group (NON)	206	1,776
Dollar Tree, Inc. (NON)	170	7,611
Dress Barn, Inc. (NON)	233	3,688
Electrolux AB Class B (Sweden) (NON)	1,209	15,424
Emergency Medical Services Corp. Class A (NON)	92	2,852
Equifax, Inc.	237	6,451
Fleetwood Enterprises, Inc. (NON)	13,300	266
Foot Locker, Inc.	859	9,543
Gap, Inc. (The)	693	12,370
Geberit International AG (Switzerland)	29	3,580
Genesco, Inc. (NON)	343	8,846
Gymboree Corp. (The) (NON)	165	6,080
Hackett Group Inc. (The) (NON)	373	877
Hankyu Department Stores (Japan)	1,000	5,904
Hasbro, Inc.	504	12,807
Home Depot, Inc. (The)	387	8,963
Jakks Pacific, Inc. (NON)	112	1,428
Jos. A. Bank Clothiers, Inc. (NON)	82	3,104
Kesa Electricals PLC (United Kingdom)	2,465	4,826
Lodgenet Entertainment Corp. (NON)	487	2,825
Lowe's Cos., Inc.	468	8,897
Macy's, Inc.	924	10,792
Maidenform Brands, Inc. (NON)	186	2,403
Manpower, Inc.	152	6,462
Marks & Spencer Group PLC (United Kingdom)	972	4,466
Marvel Entertainment, Inc. (NON)	188	6,238
Mattel, Inc.	427	6,665
Mediaset SpA (Italy)	2,386	14,061
National CineMedia, Inc.	124	1,551
Navistar International Corp. (NON)	53	2,110
Next PLC (United Kingdom)	470	11,162
OfficeMax, Inc.	918	7,574
Phillips-Van Heusen Corp.	244	7,191
PRG-Schultz International, Inc. (NON)	172	494
RadioShack Corp.	596	8,010
Regis Corp.	167	2,928
Rent-A-Center, Inc. (NON)	128	2,500
School Specialty, Inc. (NON)	205	3,899

Spherion Corp. (NON)	483	1,662
Staples, Inc.	207	4,233
Steiner Leisure, Ltd. (Bahamas) (NON)	90	2,624
Steven Madden, Ltd. (NON)	142	3,865
Swire Pacific, Ltd. (Hong Kong)	2,000	20,048
Tempur-Pedic International, Inc.	256	2,824
Time Warner, Inc.	1,181	27,659
TJX Cos., Inc. (The)	391	11,538
Toro Co. (The)	329	10,133
Toyota Motor Corp. (Japan)	200	8,025
Tractor Supply Co. (NON)	50	1,919
True Religion Apparel, Inc. (NON)	170	3,920
Valeo SA (France)	697	13,830
ValueClick, Inc. (NON)	319	3,525
Vertis Holdings, Inc. (F)	179	--
Volkswagen AG (preference) (Germany)	215	15,376
Wal-Mart Stores, Inc.	1,294	64,364
Walt Disney Co. (The)	631	15,283
Warnaco Group, Inc. (The) (NON)	251	7,932
Watson Wyatt Worldwide, Inc. Class A	59	2,238
Whirlpool Corp.	138	5,815
William Hill PLC (United Kingdom)	159	549
Wolverine World Wide, Inc.	223	4,418
World Fuel Services Corp.	69	2,928
Wright Express Corp. (NON)	72	1,791
Wyndham Worldwide Corp.	453	5,341
		568,849

Consumer staples (1.9%)
AFC Enterprises (NON)	428	2,979
Altria Group, Inc.	1,675	28,626
Anheuser-Busch InBev NV (Belgium)	557	19,680
Apollo Group, Inc. Class A (NON)	69	4,078
Archer Daniels Midland Co.	836	23,007
Autogrill SpA (Italy)	599	5,600
Beacon Roofing Supply, Inc. (NON)	139	2,016
BJ's Wholesale Club, Inc. (NON)	445	15,682
Brink's Co. (The)	156	4,148
Brinker International, Inc.	503	9,004
British American Tobacco (BAT) PLC (United Kingdom)	499	13,608
Bunge, Ltd.	284	17,969
Cal-Maine Foods, Inc.	97	2,371
Campbell Soup Co.	352	9,757
Career Education Corp. (NON)	368	7,389
CEC Entertainment, Inc. (NON)	201	6,458
Clorox Co.	162	8,495
Coca-Cola Co. (The)	592	29,103
Colgate-Palmolive Co.	434	28,622
Constellation Brands, Inc. Class A (NON)	607	7,017
Core-Mark Holding Co., Inc. (NON)	89	2,324
CVS Caremark Corp.	478	14,244
Dean Foods Co. (NON)	641	12,051
Domino's Pizza, Inc. (NON)	564	5,110
Elizabeth Arden, Inc. (NON)	170	1,199
Energizer Holdings, Inc. (NON)	146	7,630
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	140	2,484
General Mills, Inc.	110	5,630
Heineken NV (Netherlands)	354	12,629
Herbalife, Ltd. (Cayman Islands)	446	13,028
Internet Brands, Inc. Class A (NON)	455	3,062
ITT Educational Services, Inc. (NON)	61	5,599
Jeronimo Martins, SGPS, SA (Portugal)	6,404	43,077
Kellogg Co.	147	6,358
Kraft Foods, Inc. Class A	647	16,893
Kroger Co.	1,061	24,191
Lincoln Educational Services Corp. (NON)	338	6,233
McDonald's Corp.	518	30,557
MWI Veterinary Supply, Inc. (NON)	88	2,572
Nash Finch Co.	107	3,136
Newell Rubbermaid, Inc.	551	6,342
Nichirei Corp. (Japan)	4,000	15,470
Overhill Farms, Inc. (NON)	348	1,890
PepsiCo, Inc.	661	34,405
Philip Morris International, Inc.	990	42,214
Prestige Brands Holdings, Inc. (NON)	519	3,233
Procter & Gamble Co. (The)	1,348	70,015
Reynolds American, Inc.	100	3,997
Safeway, Inc.	537	10,880
Sara Lee Corp.	630	5,664
Spartan Stores, Inc.	441	5,473
Travis Perkins PLC (United Kingdom)	209	1,831
Travis Perkins PLC (Rights) (United Kingdom) (NON)	146	403
Yum! Brands, Inc.	867	30,024
		695,457

Energy (2.2%)
Alpha Natural Resources, Inc. (NON)	439	12,094
Apache Corp.	177	14,914
Basic Energy Services, Inc. (NON)	289	2,925
Bolt Technology Corp. (NON)	183	2,077
Boots & Coots International Control, Inc. (NON)	2,500	3,250
Cameron International Corp. (NON)	335	10,462
Chevron Corp.	1,287	85,804
Comstock Resources, Inc. (NON)	80	3,186
ConocoPhillips	967	44,327
Contango Oil & Gas Co. (NON)	69	3,441
Core Laboratories NV (Netherlands)	27	2,563

CVR Energy, Inc. (NON)	340	3,250
Dawson Geophysical Co. (NON)	116	3,116
Devon Energy Corp.	69	4,364
Diamond Offshore Drilling, Inc.	125	10,535
Dresser-Rand Group, Inc. (NON)	875	24,500
ENI SpA (Italy)	212	5,130
ENSCO International, Inc.	359	13,962
Exxon Mobil Corp.	2,477	171,780
First Solar, Inc. (NON)	69	13,110
FMC Technologies, Inc. (NON)	257	10,696
GT Solar International, Inc. (NON)	353	2,266
GulfMark Offshore, Inc. (NON)	71	2,166
Halliburton Co.	1,188	27,241
Hess Corp.	131	8,723
ICO, Inc. (NON)	475	1,368
ION Geophysical Corp. (NON)	1,576	4,460
Key Energy Services, Inc. (NON)	450	2,903
Marathon Oil Corp.	1,016	32,390
Matrix Service Co. (NON)	223	2,524
McMoRan Exploration Co. (NON)	163	1,105
Noble Corp.	269	9,246
Occidental Petroleum Corp.	515	34,562
Oil States International, Inc. (NON)	81	2,117
Parker Drilling Co. (NON)	914	4,278
Patterson-UTI Energy, Inc.	442	6,338
Petroleum Development Corp. (NON)	301	5,451
Rosetta Resources, Inc. (NON)	279	2,436
Rowan Cos., Inc.	432	8,839
Royal Dutch Shell PLC Class A (United Kingdom)	1,650	44,383
Royal Dutch Shell PLC Class B (United Kingdom)	1,464	39,744
Santos, Ltd. (Australia)	165	1,933
Schlumberger, Ltd.	259	14,823
StatoilHydro ASA (Norway) (NON)	1,525	32,093
Sunoco, Inc.	580	17,649
Swift Energy Co. (NON)	118	1,939
Tesoro Corp.	921	15,602
Tidewater, Inc.	368	17,543
Trico Marine Services, Inc. (NON)	169	499
Unit Corp. (NON)	121	4,055
Vaalco Energy, Inc. (NON)	439	2,002
Valero Energy Corp.	501	11,207
Walter Industries, Inc.	86	2,807
Willbros Group, Inc. (NON)	190	2,901
		813,079

Financials (9.6%)
Aflac, Inc.	238	8,449
Agree Realty Corp. (R)	153	2,651
Alexandria Real Estate Equities, Inc. (R)	933	33,495
Allianz SE (Germany)	182	17,935
Allied World Assurance Company Holdings, Ltd. (Bermuda)	91	3,435
AMB Property Corp. (R)	1,839	32,826
American Equity Investment Life Holding Co.	673	3,910
American Financial Group, Inc.	881	18,871
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	120	1,496
Ameriprise Financial, Inc.	344	10,389
Amerisafe, Inc. (NON)	335	5,410
Amtrust Financial Services, Inc.	237	2,268
Anworth Mortgage Asset Corp. (R)	390	2,597
Arch Capital Group, Ltd. (NON)	210	11,951
Ashford Hospitality Trust, Inc. (R)	1,158	4,690
Aspen Insurance Holdings, Ltd. (Bermuda)	145	3,348
Assured Guaranty, Ltd. (Bermuda)	201	2,635
AvalonBay Communities, Inc. (R)	1,408	86,564
Banco Bilbao Vizcaya Argentaria SA (Spain)	942	11,615
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	534	6,766
Bank of America Corp.	3,117	35,129
Bank of Hawaii Corp.	60	2,246
Bank of New York Mellon Corp. (The)	319	8,862
Bank of the Ozarks, Inc.	169	4,274
BB&T Corp.	145	3,251
BioMed Realty Trust, Inc. (R)	2,823	27,750
BlackRock, Inc.	93	14,834
Boston Properties, Inc. (R)	2,028	97,993
BRE Properties (R)	1,537	38,394
Camden Property Trust (R)	1,423	42,718
CBL & Associates Properties (R)	4,633	28,864
Charles Schwab Corp. (The)	492	8,659
Chubb Corp. (The)	564	22,363
Commerzbank AG (Germany) (NON)	134	1,057
Commonwealth Bank of Australia (Australia)	342	9,696
Compagnia Assicuratrice Unipol SpA (Preference)
(Italy) (NON)	8,613	7,669
Conseco, Inc. (NON)	1,224	2,950
Corporate Office Properties Trust (R)	1,039	30,838
Credit Agricole SA (France)	478	7,121
Credit Suisse Group (Switzerland)	513	22,960
DB RREEF Trust (Australia)	20,293	12,399
DBS Group Holdings, Ltd. (Singapore)	1,500	12,288
Deutsche Bank AG (Germany)	203	13,652
Developers Diversified Realty Corp. (R)	5,120	25,139
Digital Realty Trust, Inc. (R)	849	30,369
DnB Holdings ASA (Norway) (NON)	2,177	18,246
Duke Realty Investments, Inc. (R)	3,440	32,714
Entertainment Properties Trust (R)	1,506	30,602
Equity Lifestyle Properties, Inc. (R)	674	26,448

Equity Residential Properties Trust (R)	4,728	115,080
Essex Property Trust, Inc. (R)	390	26,555
Extra Space Storage, Inc. (R)	3,598	27,021
Federal Realty Investment Trust (R)	916	48,227
First Bancorp	140	1,931
First Bancorp Puerto Rico (Puerto Rico)	493	2,411
Flushing Financial Corp.	329	3,277
Franklin Street Properties Corp. (R)	2,134	26,888
Goldman Sachs Group, Inc. (The)	483	69,827
Hallmark Financial Services, Inc. (NON)	310	2,158
HCP, Inc. (R)	5,484	127,393
Health Care REIT, Inc. (R)	1,545	52,916
Highwoods Properties, Inc. (R)	1,277	28,886
Home Properties of NY, Inc. (R)	1,014	33,766
Hospitality Properties Trust (R)	2,683	37,482
Host Marriott Corp. (R)	10,143	95,141
HRPT Properties Trust (R)	7,521	35,725
Hudson City Bancorp, Inc.	186	2,386
Hypo Real Estate Holding (Germany) (NON)	18	37
ING Groep NV (Netherlands)	896	9,553
Inland Real Estate Corp. (R)	4,047	28,248
Interactive Brokers Group, Inc. Class A (NON)	162	2,409
International Bancshares Corp.	247	2,771
Investment Technology Group, Inc. (NON)	551	11,461
JPMorgan Chase & Co.	2,123	78,339
KBC Groupe SA (Belgium) (NON)	111	2,321
Kilroy Realty Corp. (R)	1,351	28,763
Kimco Realty Corp. (R)	6,807	79,574
Knight Capital Group, Inc. Class A (NON)	310	5,335
Lexington Corporate Properties Trust (R)	369	1,565
Liberty Property Trust (R)	2,451	57,059
Lloyds Banking Group PLC (United Kingdom)	2,464	2,744
Lloyds Banking Group PLC (United Kingdom) (F)	1,530	730
Loews Corp.	186	5,031
LTC Properties, Inc. (R)	1,726	35,918
Macerich Co. (The) (R)	1,369	23,109
Mack-Cali Realty Corp. (R)	1,888	46,652
Maiden Holdings, Ltd. (Bermuda)	484	2,473
MainSource Financial Group, Inc.	198	1,578
Man Group PLC (United Kingdom)	1,628	6,437
Mastercard, Inc. Class A	43	7,582
Meadowbrook Insurance Group, Inc.	214	1,581
MetLife, Inc.	442	13,923
Mid-America Apartment Communities, Inc. (R)	852	30,919
Morgan Stanley	723	21,921
National Health Investors, Inc. (R)	1,164	30,765
National Retail Properties, Inc. (R)	1,657	28,351
Nationwide Health Properties, Inc. (R)	1,642	43,628
Navigators Group, Inc. (NON)	47	2,056
NGP Capital Resources Co.	641	5,051
Nordea AB (Sweden)	2,341	18,716
Northern Trust Corp.	95	5,477
NorthStar Realty Finance Corp. (R)	464	1,540
Old Second Bancorp, Inc.	205	1,314
Oriental Financial Group (Puerto Rico)	322	3,191
Penson Worldwide, Inc. (NON)	450	4,446
Platinum Underwriters Holdings, Ltd. (Bermuda)	85	2,451
PNC Financial Services Group, Inc.	126	5,739
Principal Financial Group	410	9,102
ProLogis Trust (R)	8,641	73,362
PS Business Parks, Inc. (R)	103	4,622
Public Storage, Inc. (R)	2,307	153,669
Ramco-Gershenson Properties (R)	178	1,604
Realty Income Corp. (R)	2,651	56,917
Regency Centers Corp. (R)	1,470	52,376
Saul Centers, Inc. (R)	998	28,653
SeaBright Insurance Holdings, Inc. (NON)	410	3,317
Senior Housing Properties Trust (R)	2,368	39,664
Sierra Bancorp	153	2,215
Simon Property Group, Inc. (R)	4,654	248,849
SL Green Realty Corp. (R)	1,974	45,205
Smithtown Bancorp, Inc.	150	1,845
Societe Generale (France)	136	7,940
Southwest Bancorp, Inc.	180	1,665
State Street Corp.	438	20,345
Suffolk Bancorp	157	4,098
Sunstone Hotel Investors, Inc.	288	1,673
SWS Group, Inc.	393	5,034
TD Ameritrade Holding Corp. (NON)	570	9,713
TradeStation Group, Inc. (NON)	831	6,814
Travelers Cos., Inc. (The)	340	13,824
U.S. Bancorp	1,409	27,053
UDR, Inc. (R)	2,520	27,720
Universal Health Realty Income Trust (R)	49	1,571
Urstadt Biddle Properties, Inc. Class A (R)	154	2,037
Validus Holdings, Ltd. (Bermuda)	192	4,380
Ventas, Inc. (R)	3,086	93,691
Vornado Realty Trust (R)	2,886	134,661
W.R. Berkley Corp.	637	13,817
Washington Real Estate Investment Trust (R)	1,343	29,358
Weingarten Realty Investors (R)	2,247	35,682
Wells Fargo & Co.	2,096	53,448
Wharf (Holdings), Ltd. (Hong Kong)	4,000	16,623
Wilshire Bancorp, Inc.	240	1,157
World Acceptance Corp. (NON)	208	4,166
WSFS Financial Corp.	76	2,016
Zurich Financial Services AG (Switzerland)	21	3,932
		3,532,432

Health care (2.4%)
Abbott Laboratories	310	13,969
Aetna, Inc.	444	11,890
Alkermes, Inc. (NON)	221	1,799
Allscripts-Misys Healthcare Solutions, Inc.	554	7,152
Alnylam Pharmaceuticals, Inc. (NON)	104	2,117
Amedisys, Inc. (NON)	151	4,593
American Medical Systems Holdings, Inc. (NON)	149	2,260
American Oriental Bioengineering, Inc. (China) (NON)	872	4,229
Amgen, Inc. (NON)	822	41,051
AmSurg Corp. (NON)	104	1,943
Astellas Pharma, Inc. (Japan)	100	3,405
AstraZeneca PLC (United Kingdom)	947	39,410
athenahealth, Inc. (NON)	209	6,308
Baxter International, Inc.	291	14,896
Becton, Dickinson and Co.	485	32,825
Biogen Idec, Inc. (NON)	188	9,737
Boston Scientific Corp. (NON)	801	7,529
Bristol-Myers Squibb Co.	1,652	32,908
Cantel Medical Corp. (NON)	304	4,137
Centene Corp. (NON)	177	3,218
Cephalon, Inc. (NON)	209	12,187
China Medical Technologies, Inc. ADR (China)	220	4,492
CIGNA Corp.	240	5,321
Coventry Health Care, Inc. (NON)	690	12,455
Cubist Pharmaceuticals, Inc. (NON)	190	3,241
Depomed, Inc. (NON)	820	1,763
Eli Lilly & Co.	869	30,041
Emergent Biosolutions, Inc. (NON)	80	875
Endo Pharmaceuticals Holdings, Inc. (NON)	276	4,397
Enzon Pharmaceuticals, Inc. (NON)	353	2,831
Epix Medical, Inc. Contingent Value (Rights) (F)	120	--
Epix Pharmaceuticals, Inc. (F)(NON)	40,680	7,383
Express Scripts, Inc. (NON)	272	17,422
Forest Laboratories, Inc. (NON)	598	14,167
Gen-Probe, Inc. (NON)	311	13,258
Gentiva Health Services, Inc. (NON)	148	2,358
Genzyme Corp. (NON)	301	17,801
Gilead Sciences, Inc. (NON)	225	9,698
Health Management Associates, Inc. Class A (NON)	1,142	6,635
Hi-Tech Pharmacal Co., Inc. (NON)	302	2,283
Humana, Inc. (NON)	298	9,336
Isis Pharmaceuticals, Inc. (NON)	170	2,346
Johnson & Johnson	1,281	70,660
Kinetic Concepts, Inc. (NON)	208	5,393
King Pharmaceuticals, Inc. (NON)	189	1,788
LHC Group, Inc. (NON)	125	2,884
LifePoint Hospitals, Inc. (NON)	80	2,180
Luminex Corp. (NON)	224	3,550
Martek Biosciences Corp. (NON)	85	1,801
Matrixx Initiatives, Inc. (NON)	228	4,243
Maxygen, Inc. (NON)	320	2,269
McKesson Corp.	231	9,506
Medtronic, Inc.	411	14,118
Merck & Co., Inc.	1,249	34,447
Mylan, Inc. (NON)	1,304	17,226
Myriad Genetics, Inc. (NON)	154	5,569
Noven Pharmaceuticals, Inc. (NON)	253	2,808
Obagi Medical Products, Inc. (NON)	321	2,215
Omega Healthcare Investors, Inc. (R)	3,106	49,603
Omnicare, Inc.	345	9,325
Onyx Pharmaceuticals, Inc. (NON)	67	1,585
OSI Pharmaceuticals, Inc. (NON)	102	3,448
Osiris Therapeutics, Inc. (NON)	151	1,904
Par Pharmaceutical Cos., Inc. (NON)	235	3,137
Perrigo Co.	80	2,149
Pfizer, Inc.	4,362	66,259
Quality Systems, Inc.	124	6,191
Questcor Pharmaceuticals, Inc. (NON)	490	2,087
Santarus, Inc. (NON)	1,129	2,281
Schering-Plough Corp.	758	18,495
Sepracor, Inc. (NON)	399	6,244
Sequenom, Inc. (NON)	250	823
Somanetics Corp. (NON)	121	2,034
St. Jude Medical, Inc. (NON)	382	14,906
Steris Corp.	199	4,702
Takeda Pharmaceutical Co., Ltd. (Japan)	800	31,780
Techne Corp.	50	3,014
UnitedHealth Group, Inc.	462	12,289
Valeant Pharmaceuticals International (NON)	115	2,644
Varian Medical Systems, Inc. (NON)	345	12,337
Viropharma, Inc. (NON)	273	1,897
WellPoint, Inc. (NON)	198	9,221
		874,678

Technology (2.8%)
3Com Corp. (NON)	1,610	6,955
Accenture, Ltd. Class A	530	15,863
Acme Packet, Inc. (NON)	801	6,208
Actuate Corp. (NON)	466	2,255
Acxiom Corp.	449	4,800
ADC Telecommunications, Inc. (NON)	1,012	7,124
Advanced Battery Technologies, Inc. (NON)	981	3,512
Amkor Technologies, Inc. (NON)	511	2,320
ANSYS, Inc. (NON)	98	2,926
Apple, Inc. (NON)	587	79,720
ARRIS Group, Inc. (NON)	1,312	15,901

Atmel Corp. (NON)	680	2,618
Avnet, Inc. (NON)	373	8,583
Avocent Corp. (NON)	233	3,262
Black Box Corp.	125	4,115
Blackboard, Inc. (NON)	127	3,660
BMC Software, Inc. (NON)	840	28,644
Brocade Communications Systems, Inc. (NON)	1,113	8,169
Cisco Systems, Inc. (NON)	3,433	63,511
Compuware Corp. (NON)	1,253	9,560
CSG Systems International, Inc. (NON)	451	6,210
Dell, Inc. (NON)	430	4,979
Ducommun, Inc.	132	2,509
eBay, Inc. (NON)	561	9,885
EMC Corp. (NON)	2,976	34,968
Emulex Corp. (NON)	305	3,352
F5 Networks, Inc. (NON)	579	18,389
Fuji Photo Film Cos., Ltd. (Japan)	600	17,373
Fujitsu, Ltd. (Japan)	1,000	5,215
Google, Inc. Class A (NON)	123	51,319
Hewlett-Packard Co.	948	32,564
Hitachi, Ltd. (Japan)	7,000	23,372
i2 Technologies, Inc. (NON)	307	3,770
IBM Corp.	814	86,512
Intel Corp.	4,437	69,750
IXYS Corp.	562	5,322
Konica Corp. (Japan)	500	5,265
MEMC Electronic Materials, Inc. (NON)	589	11,362
Microsoft Corp.	4,210	87,947
Multi-Fineline Electronix, Inc. (NON)	145	2,777
National Semiconductor Corp.	1,351	18,752
NCR Corp. (NON)	390	4,189
NEC Corp. (Japan)	1,000	3,918
NTT Data Corp. (Japan)	1	2,985
NVIDIA Corp. (NON)	401	4,182
Oracle Corp.	2,120	41,531
OSI Systems, Inc. (NON)	167	3,073
Parametric Technology Corp. (NON)	564	6,531
Perot Systems Corp. Class A (NON)	181	2,472
Qualcomm, Inc.	166	7,236
Quest Software, Inc. (NON)	406	5,246
Red Hat, Inc. (NON)	451	8,997
SAIC, Inc. (NON)	655	11,443
Silicon Graphics International Corp. (NON)	781	3,960
Sohu.com, Inc. (China) (NON)	301	19,005
SPSS, Inc. (NON)	139	4,638
Starent Networks Corp. (NON)	109	2,303
Sybase, Inc. (NON)	256	8,328
Symantec Corp. (NON)	1,679	26,176
Synaptics, Inc. (NON)	103	3,617
Synopsys, Inc. (NON)	369	7,188
Take-Two Interactive Software, Inc. (NON)	380	3,291
Tech Data Corp. (NON)	98	3,138
Texas Instruments, Inc.	765	14,841
THQ, Inc. (NON)	547	3,517
TIBCO Software, Inc. (NON)	836	5,543
Toshiba Corp. (Japan)	1,000	3,799
TTM Technologies, Inc. (NON)	765	6,809
United Online, Inc.	430	2,752
VMware, Inc. Class A (NON)	594	18,438
Western Digital Corp. (NON)	476	11,829
Xilinx, Inc.	244	5,061
		1,037,334

Transportation (0.4%)
British Airways PLC (United Kingdom)	542	1,377
CSX Corp.	343	10,894
Deutsche Lufthansa AG (Germany)	688	9,527
FedEx Corp.	430	23,835
Frontline, Ltd. (Norway)	761	18,063
Hawaiian Holdings, Inc. (NON)	981	5,160
International Shipholding Corp.	113	2,502
Knightsbridge Tankers, Ltd. (Bermuda)	150	2,246
Norfolk Southern Corp.	376	13,987
Orient Overseas International, Ltd. (Hong Kong)	2,000	8,666
Qantas Airways, Ltd. (Australia)	5,177	7,940
Ryder System, Inc.	399	11,244
Singapore Airlines, Ltd. (Singapore)	940	8,150
Singapore Maritime, Ltd. (Singapore)	15,000	16,548
Teekay Tankers, Ltd. Class A (Bahamas)	178	2,195
Wabtec Corp.	247	8,813
		151,147

Utilities and power (1.0%)
AES Corp. (The) (NON)	1,275	12,737
Alliant Energy Corp.	481	11,414
CMS Energy Corp.	505	5,727
DPL, Inc.	129	2,807
Edison International	811	23,714
El Paso Electric Co. (NON)	160	2,118
Electric Power Development Co. (Japan)	200	5,719
Enel SpA (Italy)	3,364	20,064
Energen Corp.	651	24,230
Entergy Corp.	910	67,904
Exelon Corp.	202	9,698
FirstEnergy Corp.	123	4,648
Mirant Corp. (NON)	522	8,148
National Grid PLC (United Kingdom)	1,217	11,774

NRG Energy, Inc. (NON)	479	10,778
NV Energy, Inc.	659	6,590
OGE Energy Corp.	200	5,164
PG&E Corp.	360	13,216
Pike Electric Corp. (NON)	525	5,744
PPL Corp.	455	14,774
Public Service Enterprise Group, Inc.	101	3,219
Questar Corp.	762	25,824
Sempra Energy	281	12,836
Singapore Petroleum Co., Ltd. (Singapore)	1,000	4,216
Terna SPA (Italy)	4,533	16,653
Toho Gas Co., Ltd. (Japan)	1,000	4,098
Tokyo Electric Power Co. (Japan)	1,700	42,753
Unitil Corp.	128	2,570
		379,137

Total common stocks (cost $10,989,425)		$9,477,193

MORTGAGE-BACKED SECURITIES (8.6%)(a)
	Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	$123,000	$52,460
Banc of America Commercial Mortgage, Inc.
Ser. 08-1, Class A3, 6.129s, 2014	200,000	165,016
Ser. 07-2, Class A2, 5.634s, 2049	15,000	13,829
Ser. 05-6, Class A2, 5.165s, 2047	23,000	21,634
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.935s, 2036	119,472	66,904
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.344s, 2022	7,000	4,035
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	87,234	42,813
FRB Ser. 06-6, Class 2A1, 5.857s, 2036	43,607	21,431
FRB Ser. 05-7, Class 23A1, 5.643s, 2035	79,725	42,272
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	95,000	73,054
Ser. 08-C7, Class A2A, 6.034s, 2049	55,000	49,897
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.641s, 2036	113,245	62,285
Commercial Mortgage Pass-Through Certificates Ser.
06-C7, Class A4, 5.768s, 2046	54,000	43,212
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	110,477	58,208
Ser. 06-J8, Class A4, 6s, 2037	92,427	48,697
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	63,552	44,362
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.673s, 2035	136,120	72,144
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.81s, 2039	10,000	8,623
Fannie Mae
Ser. 02-T12, Class A4, 9 1/2s, 2042	277	307
Ser. 02-T4, Class A4, 9 1/2s, 2041	1,125	1,245
Ser. 02-T6, Class A3, 9 1/2s, 2041	466	515
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	890	977
Ser. 02-T19, Class A3, 7 1/2s, 2042	2,881	3,163
Ser. 01-T12, Class A2, 7 1/2s, 2041	651	715
Ser. 01-T3, Class A1, 7 1/2s, 2040	119	130
Ser. 01-T1, Class A1, 7 1/2s, 2040	120	132
Ser. 99-T2, Class A1, 7 1/2s, 2039	170	185
Ser. 02-33, Class A2, 7 1/2s, 2032	2,111	2,318
Ser. 01-T4, Class A1, 7 1/2s, 2028	237	260
IFB Ser. 04-17, Class ST, IO, 7.291s, 2034	137,303	20,545
IFB Ser. 08-7, Class SA, IO, 7.241s, 2038	204,036	26,930
Ser. 02-26, Class A1, 7s, 2048	1,292	1,412
Ser. 04-T3, Class 1A3, 7s, 2044	2,415	2,639
Ser. 03-W3, Class 1A2, 7s, 2042	1,137	1,242
Ser. 02-T16, Class A2, 7s, 2042	1,285	1,404
Ser. 02-14, Class A1, 7s, 2042	1,871	2,045
Ser. 01-T10, Class A1, 7s, 2041	1,166	1,274
Ser. 04-W1, Class 2A2, 7s, 2033	5,248	5,682
IFB Ser. 03-130, Class BS, IO, 6.741s, 2033	137,795	14,298
IFB Ser. 03-34, Class WS, IO, 6.691s, 2029	130,883	11,721
IFB Ser. 08-41, Class S, IO, 6.491s, 2036	126,514	11,010
IFB Ser. 07-39, Class LI, IO, 6.461s, 2037	81,386	8,109
IFB Ser. 06-123, Class UI, IO, 6.431s, 2037	72,876	6,470
IFB Ser. 05-29, Class SX, IO, 6.391s, 2035	58,621	5,492
IFB Ser. 04-92, Class S, IO, 6.391s, 2034	175,450	18,535
IFB Ser. 06-104, Class EI, IO, 6.381s, 2036	72,139	7,114
IFB Ser. 06-116, Class LS, IO, 6.341s, 2036	200,868	21,495
IFB Ser. 04-92, Class SQ, IO, 6.341s, 2034	73,856	8,274
IFB Ser. 06-115, Class EI, IO, 6.331s, 2036	71,154	6,822
IFB Ser. 06-111, Class SA, IO, 6.311s, 2036	581,492	60,050
IFB Ser. 06-79, Class SH, IO, 6.141s, 2036	168,550	17,019
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	264	292
IFB Ser. T-56, Class 2ASI, IO, 7.791s, 2043	9,296	1,023
Ser. T-51, Class 2A, 7 1/2s, 2042	11,270	12,214
Ser. T-42, Class A5, 7 1/2s, 2042	531	577
Ser. T-60, Class 1A2, 7s, 2044	5,791	6,260
Ser. T-41, Class 2A, 6.976s, 2032	312	329
Freddie Mac
IFB Ser. 3119, Class PI, IO, 6.856s, 2036	81,555	11,094
IFB Ser. 3370, Class TS, IO, 6.326s, 2037	179,217	15,079
IFB Ser. 3033, Class SG, IO, 6.306s, 2035	67,720	6,430
IFB Ser. 3114, Class IP, IO, 6.256s, 2036	111,454	10,944
IFB Ser. 3424, Class XI, IO, 6.226s, 2036	117,724	10,213

IFB Ser. 3349, Class AS, IO, 6.156s, 2037	492,838	50,082
IFB Ser. 3311, Class PI, IO, 6.066s, 2037	84,150	7,065
IFB Ser. 3375, Class MS, IO, 6.056s, 2037	237,610	20,951
Ser. 3226, Class YI, IO, zero %, 2036	119,391	115
Government National Mortgage Association
IFB Ser. 04-26, Class IS, IO, 6.865s, 2034	51,820	4,164
IFB Ser. 07-47, Class SA, IO, 6.765s, 2036	146,654	14,759
IFB Ser. 07-35, Class NY, IO, 6.565s, 2035	95,959	9,175
IFB Ser. 05-84, Class AS, IO, 6.484s, 2035	127,170	10,621
IFB Ser. 07-53, Class SY, IO, 6.419s, 2037	124,459	10,876
IFB Ser. 04-88, Class S, IO, 6.384s, 2032	52,198	3,443
IFB Ser. 07-74, Class SI, IO, 6.235s, 2037	69,052	5,180
IFB Ser. 07-78, Class SA, IO, 6.195s, 2037	262,416	21,927
IFB Ser. 06-26, Class S, IO, 6.184s, 2036	401,564	32,270
IFB Ser. 08-2, Class SM, IO, 6.165s, 2038	185,357	15,119
IFB Ser. 08-9, Class SK, IO, 6.164s, 2038	176,055	15,988
IFB Ser. 05-71, Class SA, IO, 6.025s, 2035	169,807	13,652
IFB Ser. 06-16, Class SX, IO, 5.974s, 2036	138,990	12,449
IFB Ser. 05-28, Class SA, IO, 5.884s, 2035	289,522	18,627
IFB Ser. 07-25, Class KS, IO, 5.865s, 2037	83,343	6,772
IFB Ser. 05-17, Class S, IO, 5.864s, 2035	75,170	7,134
IFB Ser. 08-60, Class SH, IO, 5.815s, 2038	252,385	16,758
IFB Ser. 07-62, Class S, IO, 5.815s, 2037	83,832	7,559
IFB Ser. 05-3, Class SN, IO, 5.784s, 2035	208,799	15,453
IFB Ser. 04-88, Class SN, IO, 5.784s, 2034	496,525	37,805
IFB Ser. 04-86, Class SP, IO, 5.784s, 2034	585,906	45,140
IFB Ser. 04-41, Class SG, IO, 5.684s, 2034	177,785	10,263
FRB Ser. 07-33, Class TB, zero %, 2037	21,685	20,934
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class A2, 5.117s, 2037	43,000	40,507
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	38,000	37,044
Ser. 04-GG2, Class A6, 5.396s, 2038	10,000	8,787
GS Mortgage Securities Corp. II 144A Ser. 03-C1,
Class X1, IO, 0.293s, 2040	142,456	2,528
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.092s, 2037	143,587	78,973
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.105s, 2036	36,230	18,136
FRB Ser. 07-AR15, Class 1A1, 6.042s, 2037	115,758	61,352
FRB Ser. 07-AR9, Class 2A1, 5.849s, 2037	118,795	59,398
FRB Ser. 05-AR31, Class 3A1, 5.497s, 2036	140,162	74,286
FRB Ser. 05-AR5, Class 4A1, 5.382s, 2035	98,020	49,099
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.06s, 2036	50,349	25,527
FRB Ser. 06-A1, Class 5A1, 5.937s, 2036	82,106	48,443
FRB Ser. 06-A6, Class 1A1, 0.469s, 2036	60,040	26,181
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	2,000	1,240
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858s, 2040	308,000	227,566
Ser. 07-C6, Class A2, 5.845s, 2012	192,000	171,452
Ser. 04-C7, Class A6, 4.786s, 2029	10,000	8,481
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.177s, 2040	388,865	2,581
Ser. 06-C1, Class XCL, IO, 0.101s, 2041	340,227	2,071
Lehman Mortgage Trust IFB Ser. 06-6, Class 1A3, IO,
6.191s, 2036	43,002	3,994
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	65,186	36,973
Morgan Stanley Capital I FRB Ser. 08-T29, Class A3,
6.28s, 2043	12,000	9,196
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	98,493	57,126
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 06-9, Class 1A1, 5.675s, 2036	37,759	19,056
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.934s, 2037	74,148	6,117
Ser. 07-4, Class 1A4, IO, 1s, 2037	74,148	1,507
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043	451,000	390,275
Ser. 04-C15, Class A4, 4.803s, 2041	10,000	8,799

Total mortgage-backed securities (cost $3,672,406)		$3,145,836

CONVERTIBLE BONDS AND NOTES (8.1%)(a)
	Principal amount	Value

Basic materials (0.2%)
ArcelorMittal cv. sr. unsec. unsub. notes 5s, 2014
(Luxembourg)	$15,000	$19,013
United States Steel Corp. cv. sr. unsec. notes 4s, 2014	30,000	37,050
		56,063

Capital goods (0.6%)
General Cable Corp. cv. company guaranty 0 7/8s, 2013	60,000	55,875
General Cable Corp. cv. company guaranty sr. unsec.
notes 1s, 2012	15,000	11,831
L-1 Identity Solutions, Inc. cv. sr. unsec. notes
3 3/4s, 2027	115,000	89,269
WESCO International, Inc. cv. sr. unsec. company
guaranty debs. 1 3/4s, 2026	84,000	68,985
		225,960

Communication services (0.7%)
Level 3 Communications, Inc. cv. sr. notes 3 1/2s, 2012	130,000	76,538

NII Holdings, Inc. cv. unsec. notes 3 1/8s, 2012	130,000	97,175
Qwest Communications International, Inc. cv. sr.
unsec. notes 3 1/2s, 2025	80,000	80,500
		254,213

Conglomerates (0.1%)
Textron, Inc. cv. sr. unsec. notes Ser. TXT, 4 1/2s,
2013	30,000	33,186
		33,186

Consumer cyclicals (1.2%)
Alliance Data Systems Corp. 144A cv. sr. notes 1 3/4s,
2013	55,000	39,944
BorgWarner, Inc. cv. sr. unsec. notes 3 1/2s, 2012	15,000	18,506
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	30,000	26,400
International Game Technology 144A cv. sr. unsec.
notes 3 1/4s, 2014	55,000	61,754
Interpublic Group of Companies, Inc. (The) cv. sr.
unsec. notes 4 1/4s, 2023	60,000	52,875
Lamar Advertising Co. cv. sr. unsec. unsub. notes
Ser. B, 2 7/8s, 2010	54,000	49,680
Scientific Games Corp. cv. company guaranty sr. unsec.
sub notes stepped-coupon 0 3/4s (0 1/2s, 6/1/10) 2024
(STP)	33,000	31,804
Sinclair Broadcast Group, Inc. cv. bonds 6s, 2012	115,000	37,950
United Auto Group, Inc. cv. company guaranty sub.
notes 3 1/2s, 2026	40,000	34,450
Virgin Media, Inc. 144A cv. sr. unsec. notes 6 1/2s,
2016	105,000	81,244
		434,607

Consumer staples (0.7%)
Chiquita Brands International cv. sr. unsec. notes
4 1/4s, 2016	95,000	68,638
Newell Rubbermaid, Inc. cv. sr. unsec. bonds 5 1/2s,
2014	14,000	21,315
Pantry, Inc. (The) cv. sr. sub. notes 3s, 2012	130,000	103,513
Regal Entertainment Group 144A cv. sr. unsec. notes
6 1/4s, 2011	22,000	20,955
Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	30,000	21,000
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	44,000	24,640
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	19,000	7,173
		267,234

Energy (0.7%)
Carrizo Oil & Gas, Inc. cv. sr. unsec. unsub. notes
4 3/8s, 2028	55,000	38,569
Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s,
2041	30,000	22,913
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	65,000	51,837
St. Mary Land & Exploration Co. cv. sr. notes 3 1/2s,
2027	65,000	54,194
Transocean, Inc. cv. sr. unsec. notes Ser. C, 1 1/2s,
2037 (Switzerland)	85,000	74,588
		242,101

Financials (0.5%)
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	45,000	43,952
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	115,000	39,675
KKR Financial Holdings, LLC cv. sr. notes 7s, 2012
(WIS)	53,000	21,664
MGIC Investment Corp. 144A cv. jr. unsec. sub. debs.
9s, 2063	58,000	23,418
Prudential Financial, Inc. cv. sr. unsec. notes FRN
0.366s, 2037	65,000	64,870
		193,579

Health care (1.3%)
AMERIGROUP Corp. cv. sr. unsec. notes 2s, 2012	25,000	22,750
Amylin Pharmaceuticals, Inc. cv. sr. unsec. notes 3s,
2014	25,000	15,063
China Medical Technologies, Inc. cv. sr. unsec. bonds
Ser. CMT, 4s, 2013 (China) (WIS)	42,000	24,413
Conmed Corp. cv. sr. sub. notes 2 1/2s, 2024	40,000	34,350
Hologic, Inc. cv. sr. unsec. notes stepped-coupon 2s
(zero%, 12/15/13) 2037 (STP)	120,000	83,400
Invitrogen Corp. cv. sr. unsec. unsub. notes Ser. *,
1 1/2s, 2024	45,000	43,031
King Pharmaceuticals, Inc. cv. company guaranty sr.
unsub. notes 1 1/4s, 2026	60,000	46,575
LifePoint Hospitals, Inc. cv. sr. unsec. sub. notes
3 1/4s, 2025	70,000	58,013
Lincare Holdings, Inc. cv. sr. unsec. unsub. notes
2 3/4s, 2037	40,000	32,250
Omnicare, Inc. cv. debs. Ser. OCR, 3 1/4s, 2035	125,000	87,344
Stewart Enterprises, Inc. cv. sr. unsec. notes 3 3/8s,

2016		70,000	47,163
			494,352

Technology (2.1%)
ADC Telecommunications, Inc. cv. unsec. sub notes FRN
2.698s, 2013		59,000	42,480
Advanced Micro Devices, Inc. cv. sr. unsec. notes
5 3/4s, 2012		135,000	83,869
ARRIS Group, Inc. cv. sr. unsec. notes 2s, 2026		110,000	102,663
Jazz Technologies, Inc. cv. company guaranty 8s, 2011		50,000	14,500
Kulicke & Soffa Industries, Inc. cv. unsec. unsub.
notes 0 7/8s, 2012		135,000	90,788
Macrovision Corp. cv. sr. notes 2 5/8s, 2011		40,000	39,750
Maxtor Corp. cv. sr. debs. 2 3/8s, 2012		50,000	40,563
Mentor Graphics Corp. cv. sub. unsec. notes FRN
2.657s, 2023		90,000	81,045
ON Semiconductor Corp. cv. company guaranty sub. notes
2 5/8s, 2026		105,000	94,500
Safeguard Scientifics, Inc. cv. sr. notes 2 5/8s, 2024		160,000	125,400
SanDisk Corp. cv. sr. unsec. unsub. notes 1s, 2013		35,000	22,750
Tech Data Corp. cv. sr. unsec. unsub. debs 2 3/4s, 2026		50,000	46,625
			784,933

Total convertible bonds and notes (cost $3,080,916)			$2,986,228

CONVERTIBLE PREFERRED STOCKS (3.6%)(a)
		Shares	Value

AES Trust III $3.375 cv. pfd.		2,075	$80,147
Alleghany Corp. 5.75% cv. pfd.		235	58,528
Bank of America Corp. Ser. L, 7.25% cv. pfd.		44	33,495
Bunge, Ltd. 5.125% cum. cv. pfd.		130	76,720
Chesapeake Energy Corp. $4.50 cum. cv. pfd.		695	48,129
Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		2,310	65,258
Crown Castle International Corp. $3.125 cum. cv. pfd.		2,600	126,263
Edge Petroleum Ser. A, $2.875 cum. cv. pfd. (acquired
various dates from 6/15/07 to 10/11/07, cost $68,557)
(RES)		1,630	2,559
Emmis Communications Corp. Ser. A, $3.125 cum. cv.
pfd. (acquired 10/9/07, cost $66,993) (RES)		1,716	3,003
Fannie Mae Ser. 04-1, 5.375% cv. pfd.		1	1,450
FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)		6,630	37,294
Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.		1,052	88,894
Great Plains Energy, Inc. $6.00 cv. pfd.		915	49,922
Legg Mason, Inc. $5.60 cv. pfd.		1,075	23,510
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)		70	193
McMoRan Exploration Co. $6.75 cum. cv. pfd.		415	23,721
Nationwide Health Properties, Inc. Ser. B, $7.75 cv.
pfd.		1,030	123,085
Newell Financial Trust I $2.625 cum. cv. pfd.		2,150	58,588
Retail Ventures, Inc. $3.312 cv. pfd.		2,050	47,868
Schering-Plough Corp. 6.00% cum. cv. pfd.		530	115,938
Six Flags, Inc. $1.813 cum. cv. pfd. (acquired
10/9/07, cost $70,190) (RES)		3,360	3,045
Smurfit-Stone Container Corp. Ser. A, $1.75 cum. cv.
pfd. (In default) (NON)		4,230	1,692
Stanley Works (The) 6.975% units cv. pfd. ARP		119,000	71,400
Universal Corp. 6.75% cv. pfd.		66	57,915
Vale Capital, Ltd. Ser. RIO, $2.75 cv. pfd. (Cayman
Islands)		1,845	71,033
Vale Capital, Ltd. Ser. RIO P, $2.75 cv. pfd. (Cayman
Islands)		495	19,058
Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		55	40,975

Total convertible preferred stocks (cost $2,299,663)			$1,329,683

FOREIGN GOVERNMENT BONDS AND NOTES (2.1%)(a)
		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	140,000	$137,017
Brazil (Federal Republic of) notes zero %, 2012	BRL	173	89,460
Denmark (Kingdom of) bonds 6s, 2009	DKK	149,000	28,780
France (Government of) bonds 5 1/2s, 2029	EUR	63,000	100,826
France (Government of) bonds 4s, 2013	EUR	32,974	49,110
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	1,619,200	14,378
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	13,231,000	118,674
Netherlands (Government of) bonds 5s, 2012	EUR	70,000	107,421
Spain (Government of) bonds 6.15s, 2013	EUR	26,000	41,265
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	125,000	19,387
United Kingdom treasury bonds 4 1/4s, 2036	GBP	31,000	47,345

Total foreign government bonds and notes (cost $691,409)			$753,663

INVESTMENT COMPANIES (1.4%)(a)
		Shares	Value

iShares Dow Jones U.S. Real Estate Index Fund		1,723	$58,186
iShares MSCI EAFE Index Fund		2,025	95,985
iShares Russell 2000 Growth Index Fund		514	28,301
iShares Russell 2000 Value Index Fund		497	23,165
MCG Capital Corp.		911	1,968
S&P 500 Index Depository Receipts (SPDR Trust Series 1)		2,690	248,583
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)		318	33,266
SPDR KBW Bank ETF		1,623	30,610

Total investment companies (cost $440,932)		$520,064

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	$22,725	$16,647
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	1,000	874
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	52,026	25,455
Ser. 99-B, Class A-5, 7.44s, 2020	142,925	70,033
Green Tree Financial Corp.
Ser. 96-6, Class M1, 7.95s, 2027	28,000	18,404
Ser. 96-3, Class A5, 7.35s, 2027	1,927	1,788
Ser. 97-3, Class A6, 7.32s, 2028	3,721	2,978
Ser. 97-6, Class M1, 7.21s, 2029	21,000	8,867
Ser. 97-3, Class A5, 7.14s, 2028	8,256	6,567
Ser. 93-4, Class A5, 7.05s, 2019	10,789	9,355
Ser. 98-4, Class A7, 6.87s, 2030	1,583	1,212
Ser. 98-2, Class A6, 6.81s, 2027	2,100	1,536
Ser. 99-3, Class A7, 6.74s, 2031	9,748	8,639
FRN 6.53s, 2030	5,539	4,187
Ser. 98-6, Class A7, 6.45s, 2030	16,672	15,607
Ser. 98-2, Class A5, 6.24s, 2016	1,516	1,085
Ser. 98-4, Class A5, 6.18s, 2030	12,918	9,636
Ser. 99-1, Class A5, 6.11s, 2023	12,255	11,988
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	67,944	49,677
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class A5, 5.873s, 2022	9,587	6,608
Ser. 01-B, Class A4, 5.27s, 2018	23,967	16,118
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014	154	145
Oakwood Mortgage Investors, Inc. Ser. 01-D, Class A3,
5.9s, 2022	56,515	25,666
UCFC Mfg. Hsg. Contract Ser. 97-4, Class A4, 6.995s,
2029	25,795	21,552

Total asset-backed securities (cost $434,245)		$334,624

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Citigroup, Inc. (Call)	Jun-09/$5.00	$5,292	$265
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	453,000	60,344
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	453,000	60,328
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	453,000	3,110
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	453,000	3,352

Total purchased options outstanding (cost $66,397)			$127,399

UNITS (0.1%)(a)
			Units	Value

Hercules, Inc. cv. jr. unsec. sub. debs. units 6 1/2s,
2009 (F)			120,000	$54,000

Total units (cost $110,154)				$54,000

MUNICIPAL BONDS AND NOTES (--%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34			$10,000	$9,693

Total municipal bonds and notes (cost $10,073)				$9,693

PREFERRED STOCKS (--%)(a)
			Shares	Value

Preferred Blocker, Inc. 144A 7.00% cum. pfd.			15	$6,327

Total preferred stocks (cost $5,097)				$6,327

SENIOR LOANS (--%)(a)(c)
			Principal amount	Value

Freescale Semiconductor, Inc. bank term loan FRN
12.5s, 2014			$1,234	$904

Total senior loans (cost $503)				$904

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Vertis Holdings, Inc. (F)	10/18/15	0.01	22	$--

Total warrants (cost $--)		$--

SHORT-TERM INVESTMENTS (10.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	2,593,667	$2,593,667
SSgA U.S. Government Prime Money Market Fund (i)	400,000	400,000
U.S. Treasury Bill for effective yields ranging from
0.50% to 0.70%, December 17, 2009 (SEG)	$480,000	478,151
U.S. Treasury Bill for an effective yield of 0.62%,
November 19, 2009 (SEG)	304,000	303,097

Total short-term investments (cost $3,775,064)		$3,774,915

TOTAL INVESTMENTS

Total investments (cost $51,661,093)(b)		$46,927,501

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $6,625,383) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$313,934	$289,512	6/17/09	$24,422
British Pound	133,276	123,722	6/17/09	9,554
Canadian Dollar	25,149	23,378	6/17/09	1,771
Danish Krone	9,413	8,861	6/17/09	552
Euro	6,060,725	5,738,604	6/17/09	322,121
Japanese Yen	188,198	181,214	6/17/09	6,984
Mexican Peso	55,463	55,300	6/17/09	163
New Zealand Dollar	3,378	3,153	6/17/09	225
Norwegian Krone	47,253	46,562	6/17/09	691
Polish Zloty	61,451	60,560	6/17/09	891
Singapore Dollar	4,986	4,890	6/17/09	96
South African Rand	2,402	2,287	6/17/09	115
Swiss Franc	91,990	87,340	6/17/09	4,650

Total				$372,235

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $7,772,407) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$361,253	$332,908	6/17/09	$(28,345)
Brazilian Real	91,106	84,512	6/17/09	(6,594)
British Pound	162,642	150,928	6/17/09	(11,714)
Czech Koruna	61,309	58,769	6/17/09	(2,540)
Danish Krone	29,643	27,904	6/17/09	(1,739)
Euro	6,384,731	6,045,733	6/17/09	(338,998)
Hong Kong Dollar	12,373	12,374	6/17/09	1
Hungarian Forint	92	88	6/17/09	(4)
Japanese Yen	226,943	218,223	6/17/09	(8,720)
Mexican Peso	53,850	53,680	6/17/09	(170)
New Zealand Dollar	389,819	363,985	6/17/09	(25,834)
Norwegian Krone	136,626	132,244	6/17/09	(4,382)
Singapore Dollar	26,525	26,013	6/17/09	(512)
Swedish Krona	24,249	23,100	6/17/09	(1,149)
Swiss Franc	254,892	241,946	6/17/09	(12,946)

Total				$(443,646)

FUTURES CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	1	$567,718	Jun-09	$(3,209)
Canadian Government Bond 10 yr (Long)	2	220,501	Sep-09	(4,306)
Euro-Bobl 5 yr (Short)	1	162,419	Jun-09	2,335
Euro-Bund 10 yr (Long)	14	2,364,877	Jun-09	(32,299)
Euro-Dollar 90 day (Short)	3	744,488	Sep-09	(16,634)
Euro-Dollar 90 day (Short)	3	742,950	Dec-09	(17,258)
Euro-Euribor Interest Rate 90 day (Long)	2	691,867	Dec-10	4,603
Euro-Euribor Interest Rate 90 day (Long)	6	2,082,280	Sep-10	9,146
Euro-Euribor Interest Rate 90 day (Short)	4	1,396,030	Dec-09	(7,927)
Euro-Euribor Interest Rate 90 day (Short)	6	2,096,164	Sep-09	(10,797)
Euro-Schatz 2 yr (Long)	33	5,044,573	Jun-09	17,251
Japanese Government Bond 10 yr (Long)	2	2,868,167	Jun-09	(53,205)
Japanese Government Bond 10 yr Mini (Short)	7	1,004,005	Jun-09	19,925
S&P 500 Index E-Mini (Short)	26	1,193,400	Jun-09	(266,617)
Sterling 90 day (Long)	1	197,464	Sep-10	108
Sterling Interest Rate 90 day (Short)	1	199,501	Sep-09	(659)
U.K. Gilt 10 yr (Short)	1	189,227	Sep-09	901
U.S. Treasury Bond 20 yr (Long)	86	10,118,438	Sep-09	34,459
U.S. Treasury Note 2 yr (Short)	65	14,092,813	Sep-09	(12,945)
U.S. Treasury Note 5 yr (Long)	30	3,464,063	Sep-09	(2,114)
U.S. Treasury Note 5 yr (Short)	20	2,309,375	Sep-09	7,968
U.S. Treasury Note 10 yr (Short)	41	4,797,000	Sep-09	12,379

Total				$(318,895)

WRITTEN OPTIONS OUTSTANDING at 5/31/09 (premiums received $27,981) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$5,292	Jun-09/$5.00	$8,308
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	159,000	May-12/5.51	17,384
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	159,000	May-12/5.51	6,888

Total			$32,580

TBA SALE COMMITMENTS OUTSTANDING at 5/31/09 (proceeds receivable $4,071,797) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5s, June 1, 2039	$4,000,000	6/11/09	$4,095,000

Total			$4,095,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,069,000		$--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	$134,346

	1,046,000		--	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(68,635)

	19,537,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	534,798

	545,000		(2,297)	10/8/38	3 month USD-LIBOR-BBA	4.30%	26,728

	421,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(36,003)

	244,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(32,277)

Barclays Bank PLC
	302,000		--	12/15/23	3 month USD-LIBOR-BBA	2.94282%	(30,739)

Citibank, N.A.
JPY	5,300,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(2,929)

MXN	1,450,000		--	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	8,771

MXN	435,000		--	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	2,680

AUD	100,000	(E)	--	9/11/18	6.1%	6 month AUD-BBR-BBSW	1,332

	$2,998,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	133,507

	1,011,000		--	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(82,397)

	9,508,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	269,023

	1,363,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	27,582

	1,030,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(16,036)

MXN	300,000		--	3/28/13	1 month MXN-TIIE-BANXICO	6.9425%	59

	$403,000		--	4/6/39	3.295%	3 month USD-LIBOR-BBA	50,121

	465,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	13,998

Citibank, N.A., London
JPY	16,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	7,712

Credit Suisse International
JPY	115,000,000		--	10/10/12	1.45375%	6 month JPY-LIBOR-BBA	(28,275)

	$3,907,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	110,228

	615,000		--	9/23/10	3 month USD-LIBOR-BBA	3.32%	21,043

	3,006,000		--	10/9/10	3 month USD-LIBOR-BBA	2.81%	79,709

	730,000		(7,803)	12/10/38	2.69%	3 month USD-LIBOR-BBA	154,398

	150,000		1,603	12/10/38	3 month USD-LIBOR-BBA	2.69%	(31,726)

	1,100,000		7,243	12/10/28	3 month USD-LIBOR-BBA	2.81%	(160,356)

EUR	338,000		--	12/11/38	6 month EUR-EURIBOR-REUTERS	3.405%	(49,033)

	$1,055,000		--	6/30/38	2.71%	3 month USD-LIBOR-BBA	229,292

GBP	100,000		--	10/9/09	6 month GBP-LIBOR-BBA	5.78%	3,174

SEK	2,580,000		--	4/7/14	2.735%	3 month SEK-STIBOR-SIDE	1,921

CHF	260,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(12,127)

CHF	490,000		--	4/29/11	6 month CHF-LIBOR-BBA	0.83%	(430)

CHF	110,000		--	4/29/19	2.3875%	6 month CHF-LIBOR-BBA	3,442

EUR	330,000		--	4/29/11	1.8725%	6 month EUR-EURIBOR-REUTERS	(1,576)

EUR	70,000		--	4/29/19	6 month EUR-EURIBOR-REUTERS	3.43%	(2,012)

SEK	2,580,000		--	5/4/14	3 month SEK-STIBOR-SIDE	2.625%	(4,356)

EUR	240,000		--	5/4/14	2.685%	6 month EUR-EURIBOR-REUTERS	1,917

EUR	550,000		--	5/8/14	2.705%	6 month EUR-EURIBOR-REUTERS	3,735

EUR	440,000	(E)	--	6/10/18	3.408%	6 month EUR-EURIBOR-REUTERS	8,929

Deutsche Bank AG
	$900,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	8,447

	8,768,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(21,165)

	369,000		--	9/23/38	4.75%	3 month USD-LIBOR-BBA	(49,330)

	6,079,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	140,339

	1,944,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	31,104

	2,273,000		--	12/11/18	3 month USD-LIBOR-BBA	2.94%	(101,004)

	5,234,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	51,001

	473,000		--	12/24/13	2.165%	3 month USD-LIBOR-BBA	6,122

	1,365,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	18,989

	873,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(89,992)

	279,000		--	1/30/11	3 month USD-LIBOR-BBA	1.45%	2,335

	8,150,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(24,816)

	2,591,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(161,007)

	831,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	2,601

	5,591,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	21,075

	4,900,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	20,890

	8,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	118,135

	4,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(254,163)

	230,000	(E)	--	4/17/39	3.66904%	3 month USD-LIBOR-BBA	14,635

EUR	495,000	(E)	--	4/23/24	6 month EUR-EURIBOR-REUTERS	4.926%	(3,085)

Goldman Sachs International
	$172,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	(13,327)

	3,112,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(434,256)

JPY	4,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(3,111)

	$45,000		49	10/24/13	3 month USD-LIBOR-BBA	3.50%	1,919

EUR	190,000		--	12/5/18	3.488%	6 month EUR-EURIBOR-Reuters	3,946

AUD	800,000	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(5,223)

GBP	790,000		--	4/7/11	2.2%	6 month GBP-LIBOR-BBA	(7,941)

GBP	670,000		--	4/7/14	6 month GBP-LIBOR-BBA	3.26%	2,713

GBP	180,000		--	4/7/19	3.85%	6 month GBP-LIBOR-BBA	1,934

JPMorgan Chase Bank, N.A.
	$298,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	14,862

	114,000		--	5/22/19	3 month USD-LIBOR-BBA	3.3225%	(3,153)

	1,617,000		--	7/28/10	3 month USD-LIBOR-BBA	3.5141%	65,123

AUD	740,000	(E)	--	8/6/18	6 month AUD-BBR-BBSW	6.865%	4,305

JPY	71,790,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	6,449

JPY	150,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	(55)

	$710,000		--	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(89,621)

	505,000		--	10/23/13	3 month USD-LIBOR-BBA	3.535%	21,796

PLN	490,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	(1,944)

JPY	30,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(13,766)

	$484,000		--	1/26/14	2.13%	3 month USD-LIBOR-BBA	8,463

	140,000		--	1/26/39	3 month USD-LIBOR-BBA	3.05%	(22,483)

	640,000		--	1/27/24	3.1%	3 month USD-LIBOR-BBA	55,362

AUD	640,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(4,561)

	$320,000		--	2/3/24	3 month USD-LIBOR-BBA	3.2825%	(20,955)

AUD	300,000		--	2/24/19	4.825%	6 month AUD-BBR-BBSW	14,665

	$2,516,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	24,135

EUR	790,000		--	3/4/14	1 month EUR-EURIBOR-REUTERS	2.74%	(405)

	$195,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	17,437

AUD	225,000		--	3/6/19	4.93%	6 month AUD-BBR-BBSW	9,747

CAD	310,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(413)

CAD	70,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(3,086)

CAD	320,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	4,771

	$320,000		--	3/19/13	3 month USD-LIBOR-BBA	2.28%	272

	100,000		--	3/19/24	3.37%	3 month USD-LIBOR-BBA	6,175

CAD	100,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(4,854)

	$1,000,000		--	3/20/19	3.20875%	3 month USD-LIBOR-BBA	32,622

	3,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	13,434

	3,320,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	7,005

	2,300,000		--	4/3/13	1.963%	3 month USD-LIBOR-BBA	28,557

	740,000		--	4/3/14	3 month USD-LIBOR-BBA	2.203%	(16,531)

	1,213,000		--	4/9/11	3 month USD-LIBOR-BBA	1.5025%	5,759

	49,000		--	4/9/19	3 month USD-LIBOR-BBA	3.1125%	(2,082)

EUR	520,000	(E)	--	4/17/24	6 month EUR-EURIBOR-REUTERS	4.95%	(2,712)

	$230,000	(E)	--	4/17/39	3.7%	3 month USD-LIBOR-BBA	13,989

GBP	400,000		--	4/20/11	2.2%	6 month GBP-LIBOR-BBA	(3,974)

GBP	340,000		--	4/20/14	6 month GBP-LIBOR-BBA	3.17875%	(1,137)

GBP	90,000		--	4/20/19	3.725%	6 month GBP-LIBOR-BBA	2,611

AUD	676,000	(E)	--	4/22/11	3 month AUD-BBR-BBSW	4.05%	366

AUD	676,000		--	4/22/10	3%	3 month AUD-BBR-BBSW	246

	$460,000	(E)	--	5/1/39	3 month USD-LIBOR-BBA	3.84125%	(21,983)

EUR	1,015,000	(E)	--	5/6/24	4.76248%	6 month EUR-EURIBOR-REUTERS	13,326

Merrill Lynch Capital Services, Inc.
JPY	4,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(3,270)

Merrill Lynch Derivative Products AG
JPY	2,400,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(1,767)

UBS, AG
	$2,192,000		55,685	11/10/18	4.45%	3 month USD-LIBOR-BBA	(99,295)

Total							$600,733

(E) SeeInterest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	186,000	$--	3/27/14	1.785%	Eurostat	$(263)
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	310,000	--	4/30/13	2.375%	French Consumer	13,918
					Price Index
					excluding tobacco

EUR	310,000	--	4/30/13	(2.41%)	Eurostat	(14,916)
					Eurozone HICP
					excluding tobacco

EUR	310,000	--	5/6/13	2.34%	French Consumer	13,309
					Price Index
					excluding tobacco

EUR	310,000	--	5/6/13	(2.385%)	Eurostat	(14,510)
					Eurozone HICP
					excluding tobacco

EUR	250,000	--	4/23/14	1.67%	Eurostat	(4,936)
					Eurozone HICP
					excluding tobacco

EUR	186,000	--	4/14/14	1.835%	Eurostat	(1,648)
					Eurozone HICP
					excluding tobacco

	$710,000	--	5/18/10	(0.25%)	USA Non Revised	1,484
					Consumer Price
					Index- Urban
					(CPI-U)

Total						$(7,562)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications, 5 3/4%,
1/15/13	Ca	$--	$10,000	9/20/09	635 bp	$(1,321)

Computer Science Corp.,
5%, 2/15/13	-	--	50,000	3/20/18	(71 bp)	(676)

DJ LCDX NA Series 9
Index	B	26,550	900,000	12/20/12	225 bp	(132,739)

Embarq Corp., 7.082%,
6/1/16	-	--	40,000	6/20/16	(265 bp)	(4,568)

Limited Brands, Inc.,
6 1/8%, 12/1/12	-	--	40,000	12/20/12	(252 bp)	(79)

Marriott International,
4 5/8%, 6/15/12	-	--	20,000	6/20/12	(139 bp)	182

Mattel, Inc., 7 1/4%,
7/9/12	-	--	155,000	3/20/13	(157.2 bp)	(5,073)

Motorola, Inc., 6.5%,
9/1/25	-	--	110,000	11/20/11	(240 bp)	(338)

Ryder System Inc.,
6.95%, 12/1/25	-	--	155,000	3/20/13	(135 bp)	3,835

Sealed Air Corp.,
5 5/8%, 7/15/13	-	--	100,000	9/20/13	(169 bp)	(2,316)

Spectra Energy Capital,
6 1/4%, 2/15/13	-	--	155,000	9/20/14	(115 bp)	(4,264)

Tyson Foods, Inc.,
6.6%, 4/1/16	-	--	60,000	12/20/11	(370 bp)	(3,161)

Tyson Foods, Inc.,
6.6%, 4/1/16	-	--	60,000	10/20/11	(370 bp)	(2,827)

Barclays Bank PLC
DJ CDX NA IG Series 12
Version 1 Index	-	(22,590)	599,000	6/20/14	(100 bp)	(13,270)

Citibank, N.A.
DJ ABX HE AAA Index	AA	22,401	113,800	5/25/46	11 bp	(19,419)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	2,473	12,223	5/25/46	11 bp	(2,019)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	18,849	107,900	5/25/46	11 bp	(20,802)

FirstEnergy Corp.,
7 3/8%, 11/15/31	-	--	90,000	12/20/11	(85 bp)	1,033

International Lease
Finance Corp., 4.15%,
1/20/15	-	--	110,000	6/20/13	(222.50 bp)	21,663

Masco Corp., 5 7/8%,
7/15/12	-	--	100,000	3/20/17	(213 bp)	4,123

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	-	--	85,000	6/20/13	(85 bp)	1,144

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	-	--	60,000	10/1/10	(54.2 bp)	86

DJ ABX HE PEN AAA
Series 6 Version 1 Index	AAA	81,499	451,227	7/25/45	18 bp	8,188

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	10,509	50,578	5/25/46	11 bp	(8,077)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	16,364	40,462	5/25/46	11 bp	1,495

DJ CDX NA HY Series 10	B+	1,932	18,400	6/20/13	500 bp	(593)

DJ CDX NA HY Series 10	B+	4,888	46,000	6/20/13	500 bp	(1,425)

DJ CMB NA CMBX AAA Index	-	(4,005)	51,000	2/17/51	(35 bp)	10,272

DJ CMB NA CMBX AAA Index	-	(1,865)	25,000	2/17/51	(35 bp)	5,134

DJ CMB NA CMBX AJ Index	-	(17,362)	54,000	2/17/51	(96 bp)	18,405

KB Home, 5 3/4%, 2/1/14	-	--	50,000	9/20/11	(425 bp)	(2,880)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	-	--	5,000	12/20/13	(210 bp)	(13)

Southwest Airlines,
5 1/4%, 10/1/14	-	--	25,000	3/20/12	(190 bp)	(280)

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	-	--	70,000	6/20/11	(102 bp)	1,427

CenturyTel. Inc., 6%,
4/1/17	-	--	50,000	6/20/13	(170 bp)	(1,865)

CNA Financial Corp.,
5.85%, 12/15/14	-	--	135,000	9/20/16	(155 bp)	10,895

DJ CDX NA IG Series 12
Version 1 Index	-	(55,274)		1,400,000	6/20/14	(100 bp)	(33,414)

DJ CDX NA IG Series 12
Version 1 Index	-	(20,103)		521,000	6/20/14	(100 bp)	(11,968)

Expedia Inc., 7.456%,
8/15/18	-	--		27,000	12/20/13	(310 bp)	(1,096)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		50,000	9/20/13	109 bp	(6,105)

Hanson PLC., 7 7/8%,
9/27/10	-	--		25,000	9/20/16	(255 bp)	5,153

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		130,000	2/19/10	115 bp	(93)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	-	--		60,000	3/20/18	(95 bp)	(1,769)

PPG Industries, Inc.,
7.05%, 8/15/09	-	--		85,000	3/20/18	(154 bp)	(2,686)

Tyco Electronics Group,
6.55%, 10/1/17	-	--		90,000	12/20/17	(125.5 bp)	7,617

Universal Corp., 5.2%,
10/15/13	-	--		25,000	3/20/15	(95 bp)	(195)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B2	--	EUR	10,000	9/20/13	477 bp	(196)

Goldman Sachs International
CNA Financial Corp.,
5.85%, 12/15/14	-	--		$5,000	9/20/11	(160 bp)	213

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	31,757		77,553	5/25/46	11 bp	3,258

DJ CDX NA IG Series 12
Version 1 Index	-	(20,474)		471,000	6/20/14	(100 bp)	(13,080)

DJ CDX NA IG Series 12
Version 1 Index	-	(24,478)		557,000	6/20/14	(100 bp)	(15,719)

DJ CMB NA CMBX AAA Index	-	(1,413)		17,000	2/17/51	(35 bp)	3,346

Pearson PLC., 7%,
10/27/14	-	--		100,000	6/20/18	(96 bp)	(1,860)

JPMorgan Chase Bank, N.A.
AllTel Corp., 7 7/8%,
7/1/32	-	--		35,000	9/20/12	(95 bp)	(1,021)

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	-	--		100,000	3/20/17	(133 bp)	(1,464)

Computer Science Corp.,
5%, 2/15/13	-	--		85,000	3/20/18	(82 bp)	(1,874)

Cox Communications,
Inc., 6.8%, 8/1/28	-	--		100,000	3/20/10	(45 bp)	212

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	2,627		12,645	5/25/46	11 bp	(2,019)

Embarq Corp., 7.082%,
6/1/16	-	--		130,000	6/20/13	(337 bp)	(13,091)

Expedia, Inc., 7.456%,
8/15/18	-	--		18,000	9/20/13	(300 bp)	(616)

Glencore Funding LLC,
6%, 4/15/14	-	--		100,000	6/20/14	(148 bp)	21,853

Lexmark International,
Inc., 5.9%, 6/1/13	-	--		15,000	6/20/13	(113 bp)	62

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	--		5,000	6/20/13	595 bp	(1,830)

Merrill Lynch Capital Services, Inc.
Marriott International,
4 5/8%, 6/15/12	-	--		45,000	6/20/12	(247 bp)	(926)

Merrill Lynch International
AllTel Corp., 7 7/8%,
7/1/32	-	--		245,000	9/20/12	(97 bp)	(7,317)

Computer Sciences Corp,
5%, 2/15/13	-	--		30,000	3/20/13	(66 bp)	(185)

Liberty Media LLC.,
5.7%, 5/15/13	-	--		65,000	6/20/09	(203 bp)	(154)

MGM Mirage Inc.,
5 7/8%, 2/27/14	-	--		51,000	9/20/10	(470 bp)	4,468

Pearson PLC, 7%,
10/27/14	-	--		100,000	6/20/18	(65 bp)	570

Supervalu, Inc.,
7 1/2%, 05/15/12	-	--		240,000	8/1/09	(90 bp)	32

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	-	(41,034)		1,010,000	6/20/14	(100 bp)	(25,463)

DJ CMB NA CMBX AAA Index	AAA	6,336		90,000	2/17/51	35 bp	(18,762)

Nalco Co., 7.75%,
11/15/11	Ba2	--		15,000	3/20/13	460 bp	82

Universal Corp., 5.2%,
10/15/13	-	--		75,000	3/20/13	(89 bp)	(461)

UBS, AG
Cardinal Health Inc.,
5.85%, 12/15/17	-	--	150,000	6/20/13	(49 bp)	(550)

Hanson PLC., 7 7/8%,
9/27/10	-	--	55,000	9/20/16	(250 bp)	11,164

Meritage Homes Corp.,
7%, 5/1/14	-	--	65,000	9/20/13	(760 bp)	(1,156)

Total						$(247,163)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to other fixed-income security abbreviations

ARP	Adjustable Rate Preferred Stock
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $36,738,399.

(b) The aggregate identified cost on a tax basis is $52,252,086, resulting in gross unrealized appreciation and depreciation of $1,308,974 and $6,633,559, respectively, or net unrealized depreciation of $5,324,585.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2009 was $8,607, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at May 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at May 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $562 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $5,503,903 and $2,910,236, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On May 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain swap and/or forward currency contracts.

(R) Real Estate Investment Trust.

At May 31, 2009, liquid assets totaling $30,086,257 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The rates shown on ARP, FRB and FRN are the current interest rates at May 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at May 31, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities.. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $1,140,479 on derivative contracts subject to the Master Agreements

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$11,761,742	$(318,895)

Level 2	35,045,446	246,795

Level 3	120,313	--

Total	$46,927,501	$(72,100)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of May 31, 2009:

	Investments in securities	Other financial instruments

Balance as of February 28, 2009	$156,717	$--

Accrued discounts/premiums	198	--

Realized gain/(loss)	(7)	--
Change in net unrealized appreciation/(depreciation)	(14,995)	--

Net purchases/sales	(21,600)	--

Net transfers in and/or out of Level 3	--	--

Balance as of May 31, 2009	$120,313	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$145,912	$393,075

Foreign exchange contracts	372,239	443,650

Equity contracts	7,064	267,336

Interest rate contracts	2,871,858	2,280,907

Total	$3,397,073	$3,384,968

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (91.0%)(a)
	Shares	Value

Airlines (1.2%)
Air Arabia (United Arab Emirates)	432,451	$117,106
		117,106

Automotive (1.6%)
Great Wall Motor Co., Ltd. (China) (NON)	83,000	68,768
PT Astra International Tbk (Indonesia)	46,000	93,182
		161,950

Banking (15.6%)
ABSA Group, Ltd. (South Africa)	12,221	156,027
Bank Mandiri Persero Tbk PT (Indonesia)	224,000	64,916
Bank of Baroda (India)	568	5,297
Bank of China Ltd. (China)	199,000	89,611
Bank of Communications Co., Ltd. (China)	148,000	136,901
Bank Rakyat Indonesia (Indonesia)	245,500	150,040
China Construction Bank Corp. (China)	321,000	209,488
China Construction Bank Corp. 144A (China)	39,000	25,452
ICICI Bank, Ltd. (India) (NON)	487	7,667
Industrial & Commercial Bank of China (China)	402,000	254,057
Itau Unibanco Holding SA ADR (Preference) (Brazil)	6,387	102,511
Qatar National Bank SAQ (Qatar)	2,551	77,780
State Bank of India, Ltd. (India)	4,567	182,212
Turkiye Garanti Bankasi AS (Turkey) (NON)	46,798	118,206
		1,580,165

Chemicals (0.7%)
Fertilizantes Fosfatados SA (Preference) (Brazil)	8,500	71,273
		71,273

Coal (1.9%)
Banpu PCL NVDR (Thailand)	6,986	64,906
China Shenhua Energy Co., Ltd. (China)	37,000	123,535
		188,441

Commercial and consumer services (0.8%)
LG Corp. (South Korea)	1,674	86,181
		86,181

Computers (2.2%)
Infosys Technologies, Ltd. (India)	3,192	109,191
Wistron Corp. (Taiwan)	73,000	116,076
		225,267

Construction (1.0%)
Asia Cement China Holdings Corp. (China) (NON)	124,000	99,303
		99,303

Consumer goods (1.1%)
Amorepacific Corp. (South Korea)	223	110,639
		110,639

Electric utilities (4.7%)
Companhia Energetica de Minas Gerais - CEMIG ADR
(Brazil)	4,899	64,814
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)	6,151	95,200
Enersis SA ADR (Chile)	8,087	138,369
Huaneng Power International, Inc. (China)	138,000	91,855
Tenaga Nasional Berhad (Malaysia)	35,200	82,434
		472,672

Electronics (5.3%)
HTC Corp. (Taiwan)	5,000	81,084
Hon Hai Precision Industry Co., Ltd. (Taiwan)	51,000	194,292
LG Display Co., Ltd. ADR (South Korea)	3,592	42,350
Samsung Electronics Co., Ltd. (South Korea)	498	223,345
		541,071

Energy (oil field) (0.6%)
Wellstream Holdings PLC (United Kingdom)	6,864	58,465
		58,465

Engineering and construction (3.3%)
Aveng, Ltd. (South Africa)	32,974	144,600
GS Engineering & Construction Corp. (South Korea)	1,088	70,225

IVRCL Infrastructures & Projects, Ltd. (India)	16,771	118,972
		333,797

Financial (1.5%)
Hana Financial Group, Inc. (South Korea)	4,190	101,454
Yuanta Financial Holding Co., Ltd. (Taiwan)	67,000	50,331
		151,785

Homebuilding (2.1%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	8,008	215,816
		215,816

Household furniture and appliances (2.2%)
Steinhoff International Holdings, Ltd. (South Africa)	134,781	220,941
		220,941

Insurance (0.5%)
China Life Insurance Co., Ltd. (China)	13,000	47,561
		47,561

Metals (9.5%)
Anglo Platinum Ltd. (South Africa)	2,497	174,248
AngloGold Ashanti, Ltd. (South Africa)	1,373	58,706
Cia de Minas Buenaventura SA ADR (Peru)	4,596	130,205
MMC Norilsk Nickel ADR (Russia)	13,074	149,981
POSCO (South Korea)	232	77,789
Real Gold Mining, Ltd. (China) (NON)	39,500	34,834
Real Gold Mining, Ltd. 144A (China)	10,000	8,819
Vale SA ADR (Brazil)	10,300	197,245
Vale SA ADR (Preference) (Brazil)	8,383	136,056
		967,883

Oil and gas (13.7%)
China Petroleum & Chemical Corp. (China)	134,000	109,269
CNOOC, Ltd. (China)	51,000	67,425
Gazprom (Russia)	25,345	146,972
KazMunaiGas Exploration Production GDR (Kazakhstan)	1,380	30,346
Lukoil (Russia)	4,466	234,519
Petroleo Brasileiro SA ADR (Preference) (Brazil)	10,101	353,230
Petroleo Brasileiro SA ADR (Brazil)	3,988	175,592
Rosneft Oil Co. GDR (Russia)	13,272	89,224
Sasol, Ltd. (South Africa)	4,847	182,966
		1,389,543

Pharmaceuticals (1.3%)
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,905	134,676
		134,676

Real estate (1.9%)
Agile Property Holdings, Ltd. (China)	86,000	106,846
Shimo Property Holdings, Ltd. (China)	48,500	83,506
		190,352

Retail (2.3%)
Hyundai Department Store Co., Ltd. (South Korea)	2,065	136,874
Lotte Shopping Co., Ltd. (South Korea)	486	93,439
		230,313

Semiconductor (2.4%)
Greatek Electronics, Inc. (Taiwan)	59,000	52,723
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	102,000	191,572
		244,295

Technology services (2.1%)
Perfect World Co., Ltd. ADR (China) (NON)	4,841	102,581
Sohu.com, Inc. (China) (NON)	1,774	112,010
		214,591

Telecommunications (6.7%)
America Movil SAB de CV ADR Ser. L (Mexico)	8,708	333,778
China Mobile, Ltd. (China)	14,500	142,076
Mobile Telesystems ADR (Russia)	1,553	64,434
PT Telekomunikasi (Indonesia)	71,000	51,630
Tele Norte Leste Participacoes SA ADR (Brazil)	5,202	92,179
		684,097

Telephone (2.2%)
Empressa Nacional de Telecomunicaciones SA (Chile)	7,380	94,437
Qatar Telecom Q-Tel QSC (Qatar) (NON)	3,843	127,108
		221,545

Textiles (0.7%)
LG Fashion Corp. (South Korea)	4,120	74,863

				74,863

Transportation (0.9%)
DP World, Ltd. (United Arab Emirates)			249,852	94,944
				94,944

Trucks and parts (1.0%)
Hyundai Mobis (South Korea)			1,065	100,856
				100,856

Total common stocks (cost $7,972,602)				$9,230,391

INVESTMENT COMPANIES (4.4%)(a)
			Shares	Value

iShares MSCI Emerging Markets Index Fund			8,593	$285,803
iShares MSCI Taiwan Index Fund (Taiwan)			14,573	164,383

Total investment companies (cost $409,671)				$450,186

WARRANTS (1.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aldar Properties 144A (United Arab Emirates)	1/12/10	AED 0.00001	134,623	$144,424

Total warrants (cost $171,924)				$144,424

SHORT-TERM INVESTMENTS (7.4%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund (e)			752,517	$752,517

Total short-term investments (cost $752,517)				$752,517

TOTAL INVESTMENTS

Total investments (cost $9,306,714) (b)				$10,577,518

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/09 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty /	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	appreciation

Merrill Lynch Capital Services
$276	$(90,312)	10/1/09	(1 month USD-	MSCI Daily Total	$13,558
			LIBOR-BBA minus	Return Net
			2.50%)	Emerging Markets
India USD Index

Total					$13,558

Key to holding's currency abbreviations

AED United Arab Emirates Dirham
USD / $ United States Dollar

NOTES

(a) Percentages indicated are based on net assets of $10,139,723.

(b) The aggregate identified cost on a tax basis is $9,306,714, resulting in gross unrealized appreciation and depreciation of $1,451,173 and $180,369, respectively, or net unrealized appreciation of $1,270,804.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $215 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,507,124 and $1,754,607, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

China	18.1%
Brazil	12.2
South Korea	10.6
United States	9.8
South Africa	8.9
Taiwan	8.0
Russia	6.5
Mexico	5.2
India	4.0
Indonesia	3.4
United Arab Emirates	3.4
Chile	2.2
Qatar	1.9
Israel	1.3
Peru	1.2
Turkey	1.1
Malaysia	0.8
Thailand	0.6
United Kingdom	0.5
Kazakhstan	0.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund did not have any net unrealized losses of on derivative contracts subject to the Master Agreements. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$3,954,403	$--

Level 2	6,623,115	13,558

Level 3	--	--

Total	$10,577,518	$13,558

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$--	$--

Foreign exchange contracts	--	--

Equity contracts	13,558	--

Interest rate contracts	--	--

Total	$13,558	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Automotive (9.6%)
Aisin Seiki Co., Ltd. (Japan)	2,700	$53,966
Bayerische Motoren Werke (BMW) AG (Germany)	1,258	45,323
Fiat SpA (Italy) (NON)	4,545	48,411
Honda Motor Co., Ltd. (Japan)	3,700	107,585
Nissan Motor Co., Ltd. (Japan)	8,700	52,327
Porsche Automobil Holding SE (Preference) (Germany)	365	22,266
		329,878

Beverage (5.8%)
Anheuser-Busch InBev NV (Belgium)	854	30,174
Britvic PLC (United Kingdom)	12,332	55,172
Carlsberg A/S Class B (Denmark)	594	37,996
PepsiCo, Inc.	1,528	79,532
		202,874

Broadcasting (3.5%)
CBS Corp. Class B	6,000	44,280
Gestevision Telecinco SA (Spain)	2,716	26,808
Liberty Media Corp. - Entertainment Class A (NON)	2,068	49,963
		121,051

Cable television (1.8%)
DIRECTV Group, Inc. (The) (NON)	2,797	62,933
		62,933

Commercial and consumer services (1.8%)
Compass Group PLC (United Kingdom)	6,911	39,928
Daito Trust Construction Co., Ltd. (Japan)	500	22,735
		62,663

Conglomerates (1.5%)
Vivendi SA (France) (NON)	1,999	52,756
		52,756

Consumer (1.6%)
LVMH Moet Hennessy Louis Vuitton SA (France)	661	54,933
		54,933

Consumer goods (9.2%)
Avon Products, Inc.	1,256	33,359
Energizer Holdings, Inc. (NON)	761	39,770
Henkel AG & Co. KGaA (Preference) (Germany)	2,080	64,129
Procter & Gamble Co. (The)	1,659	86,168
Reckitt Benckiser PLC (United Kingdom)	2,273	98,436
		321,862

Food (11.7%)
General Mills, Inc.	1,832	93,762
Kraft Foods, Inc. Class A	4,053	105,824
Nestle SA (Switzerland)	5,728	208,166
		407,752

Gaming and lottery (1.2%)
Sankyo Co., Ltd. (Japan)	800	42,540
		42,540

Homebuilding (1.6%)
D.R. Horton, Inc.	3,859	35,541
Toll Brothers, Inc. (NON)	1,168	21,701
		57,242

Lodging/Tourism (2.1%)
Wyndham Worldwide Corp.	6,242	73,593
		73,593

Media (3.8%)
Viacom, Inc. Class B (NON)	2,374	52,632
WPP PLC (United Kingdom)	10,699	79,982
		132,614

Restaurants (4.2%)
McDonald's Corp.	1,959	115,561
Whitbread PLC (United Kingdom)	2,196	30,680

		146,241

Retail (22.5%)
Big Lots, Inc. (NON)	1,700	39,117
CVS Caremark Corp.	3,000	89,400
GameStop Corp. (NON)	2,300	57,385
Gap, Inc. (The)	1,867	33,326
Koninklijke Ahold NV (Netherlands)	6,703	81,258
Lawson, Inc. (Japan)	1,200	50,089
Lowe's Cos., Inc.	3,800	72,238
Marks & Spencer Group PLC (United Kingdom)	9,279	42,629
TJX Cos., Inc. (The)	1,938	57,190
Wal-Mart Stores, Inc.	3,847	191,350
Woolworths, Ltd. (Australia)	3,460	70,237
		784,219

Schools (3.1%)
Apollo Group, Inc. Class A (NON)	1,100	65,010
Career Education Corp. (NON)	2,132	42,811
		107,821

Textiles (2.0%)
Coach, Inc. (NON)	1,046	27,478
Esprit Holdings, Ltd. (Hong Kong)	6,400	40,797
		68,275

Tire and rubber (--%)
Compagnie Generale des Establissements Michelin
Class B (France)	2	122
		122

Tobacco (8.5%)
Altria Group, Inc.	2,460	42,041
British American Tobacco (BAT) PLC (United Kingdom)	4,028	109,847
Japan Tobacco, Inc. (Japan)	21	60,794
Lorillard, Inc.	1,234	84,319
		297,001

Toys (1.6%)
Nintendo Co., Ltd. (Japan)	200	54,427
		54,427

Total common stocks (cost $3,154,674)		$3,380,797

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	118,844	$118,844

Total short-term investments (cost $118,844)		$118,844

TOTAL INVESTMENTS

Total investments (cost $3,273,518) (b)		$3,499,641

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $247,397) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$23,235	$22,057	6/17/09	$1,178
Canadian Dollar	46,915	43,561	6/17/09	3,354
Euro	78,140	74,398	6/17/09	3,742
Japanese Yen	70,844	68,149	6/17/09	2,695
Singapore Dollar	9,419	9,237	6/17/09	182
Swedish Krona	31,462	29,995	6/17/09	1,467

Total				$12,618

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $252,574) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$121,175	$112,463	6/17/09	$(8,712)
Danish Krone	31,731	30,743	6/17/09	(988)
Euro	10,739	10,171	6/17/09	(568)
Hong Kong Dollar	23,753	23,760	6/17/09	7
Japanese Yen	33,542	32,281	6/17/09	(1,261)
Swiss Franc	45,527	43,156	6/17/09	(2,371)

Total				$(13,893)

NOTES

(a) Percentages indicated are based on net assets of $3,482,528.

(b) The aggregate identified cost on a tax basis is $3,273,518, resulting in gross unrealized appreciation and depreciation of $365,679 and $139,556, respectively, or net unrealized appreciation of $226,123.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $47 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $218,566 and $99,722, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

At May 31, 2009, liquid assets totaling $1,275 have been designated as collateral for open forward contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

United States	51.8%
United Kingdom	13.0
Japan	12.7
Switzerland	5.9
Germany	3.8
France	3.1
Netherlands	2.3
Australia	2.0
Italy	1.4
Hong Kong	1.2
Denmark	1.1
Belgium	0.9
Spain	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $12,428 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,815,128	$--

Level 2	1,684,513	(1,275)

Level 3	--	--

Total	$3,499,641	$(1,275)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$--	$--

Foreign exchange contracts	12,625	13,900

Equity contracts	--	--

Interest rate contracts	--	--

Total	$12,625	$13,900

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Energy Fund
The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Combined utilities (1.7%)
El Paso Corp.	8,600	$83,850
		83,850

Energy (oil field) (11.0%)
Aker Solutions ASA (Norway)	9	79
BJ Services Co.	1,400	21,896
Halliburton Co.	3,356	76,953
Maire Tecnimont SpA (Italy)	3,414	10,107
Saipem SpA (Italy)	1,558	39,773
SBM Offshore NV (Netherlands)	1,532	26,029
Schlumberger, Ltd.	1,394	79,779
Smith International, Inc.	1,400	40,866
Transocean, Ltd. (Switzerland) (NON)	1,362	108,252
Weatherford International, Ltd. (NON)	6,075	125,753
Wellstream Holdings PLC (United Kingdom)	2,605	22,189
		551,676

Energy (other) (0.4%)
First Solar, Inc. (NON)	103	19,570
		19,570

Natural gas utilities (0.6%)
EQT Corp.	817	30,433
		30,433

Oil and gas (82.4%)
Apache Corp.	227	19,127
BG Group PLC (United Kingdom)	14,578	266,713
BP PLC (United Kingdom)	57,403	473,014
Canadian Natural Resources, Ltd. (Canada)	480	28,402
Chevron Corp.	6,238	415,887
ConocoPhillips	1,524	69,860
Continental Resources, Inc. (NON)	500	14,805
EnCana Corp. (Canada)	406	22,275
ENI SpA (Italy)	3,033	73,396
EOG Resources, Inc.	1,862	136,280
Exxon Mobil Corp.	8,732	605,564
Hess Corp.	736	49,010
Marathon Oil Corp.	2,666	84,992
Newfield Exploration Co. (NON)	2,944	106,337
Nexen, Inc. (Canada)	5,448	133,261
Noble Energy, Inc.	900	53,532
Occidental Petroleum Corp.	3,055	205,021
Origin Energy, Ltd. (Australia)	3,971	47,017
Petroleo Brasileiro SA ADR (Brazil)	2,987	131,518
Petroquest Energy, Inc. (NON)	4,400	24,376
Range Resources Corp.	415	19,011
Repsol YPF SA (Spain)	2,484	55,801
Royal Dutch Shell PLC Class A (United Kingdom)	4,986	134,117
Royal Dutch Shell PLC Class B (United Kingdom)	1,697	46,069
Santos, Ltd. (Australia)	5,795	67,900
St. Mary Land & Exploration Co.	1,000	21,660
StatoilHydro ASA (Norway)	4,025	84,705
Suncor Energy, Inc. (Canada)	2,974	104,019
Total SA (France)	6,426	371,828
Tullow Oil PLC (United Kingdom)	4,483	72,318
Ultra Petroleum Corp. (NON)	1,467	66,426
XTO Energy, Inc.	2,938	125,658
		4,129,899

Total common stocks (cost $4,186,534)		$4,815,428

SHORT-TERM INVESTMENTS (3.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	180,727	$180,727

Total short-term investments (cost $180,727)		$180,727

TOTAL INVESTMENTS

Total investments (cost $4,367,261)(b)		$4,996,155

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $367,426) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$18,071	$17,932	6/17/09	$139
Canadian Dollar	299,230	278,913	6/17/09	20,317
Euro	10,032	9,628	6/17/09	404
Japanese Yen	63,141	60,953	6/17/09	2,188

Total				$23,048

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $166,447) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$20,907	$19,690	6/17/09	$(1,217)
British Pound	93,422	86,735	6/17/09	(6,687)
Canadian Dollar	16,919	15,883	6/17/09	(1,036)
Euro	25,858	24,490	6/17/09	(1,368)
Norwegian Krone	20,419	19,649	6/17/09	(770)

Total				$(11,078)

NOTES

(a) Percentages indicated are based on net assets of $5,012,088.

(b) The aggregate identified cost on a tax basis is $4,367,261, resulting in gross unrealized appreciation and depreciation of $728,823 and $99,929, respectively, or net unrealized appreciation of $628,894.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $55 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $408,983 and $228,256, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

Australia	2.3%
Brazil	2.6
Canada	5.8
France	7.4
Italy	2.5
Netherlands	0.5
Norway	1.7
Spain	1.1
Switzerland	2.2
United Kingdom	20.3
United States	53.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $6,858 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$3,205,100	$--

Level 2	1,791,055	11,970

Level 3	--	--

Total	$4,996,155	$11,970

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	23,048	(11,078)

Total	$23,048	$(11,078)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (93.6%)(a)
	Shares	Value

Banking (52.8%)
Australia & New Zealand Banking Group, Ltd. (Australia)	5,912	$75,864
Australia & New Zealand Banking Group, Ltd. (Australia)	2,250	28,581
Banco Santander Central Hispano SA (Spain)	19,526	210,443
Bank of America Corp.	17,660	199,028
Bank of New York Mellon Corp. (The)	4,222	117,287
BNP Paribas SA (France) (NON)	2,289	159,083
Canadian Imperial Bank of Commerce (Canada)	1,208	60,267
Chiba Bank, Ltd. (The) (Japan)	8,000	48,783
Commonwealth Bank of Australia (Australia)	4,041	114,569
DnB Holdings ASA (Norway) (NON)	8,918	74,742
HSBC Holdings PLC (London Exchange) (United Kingdom)	31,031	282,931
Industrial & Commercial Bank of China (China)	91,000	57,510
Intesa Sanpaolo SpA (Italy) (NON)	26,770	96,806
JPMorgan Chase & Co.	7,259	267,867
Julius Baer Holding, Ltd. Class B (Switzerland)	1,576	67,157
KBC Groupe SA (Belgium) (NON)	152	3,119
Lloyds Banking Group PLC (United Kingdom)	34,654	38,589
Lloyds Banking Group PLC (United Kingdom) (F)	18,419	8,788
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,800	125,154
National Bank of Canada (Canada)	1,192	55,774
National Bank of Greece SA (Greece)	3,222	89,145
Northern Trust Corp.	660	38,049
Royal Bank of Canada (Canada)	2,718	108,621
Royal Bank of Scotland Group PLC (United Kingdom)	85,182	53,306
Societe Generale (France)	1,845	107,721
Standard Chartered PLC (United Kingdom)	3,385	69,019
State Street Corp.	2,203	102,339
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,100	81,421
Suruga Bank, Ltd. (The) (Japan)	4,000	37,890
U.S. Bancorp	4,263	81,850
United Overseas Bank, Ltd. (Singapore)	6,000	59,379
Wells Fargo & Co.	9,133	232,892
		3,153,974

Consumer finance (0.4%)
Capital One Financial Corp.	867	21,189
		21,189

Financial (6.2%)
CME Group, Inc.	349	112,262
Deutsche Bank AG (Germany)	1,526	102,636
Deutsche Boerse AG (Germany)	813	70,958
Irish Life & Permanent PLC (Ireland)	3,263	15,747
ORIX Corp. (Japan)	640	40,479
Sampo OYJ Class A (Finland)	1,487	28,080
		370,162

Insurance (18.2%)
ACE, Ltd.	1,097	48,257
Aflac, Inc.	1,221	43,346
Allianz SE (Germany)	999	98,447
Arch Capital Group, Ltd. (NON)	433	24,642
AXA SA (France)	4,878	91,315
Berkshire Hathaway, Inc. Class B (NON)	20	59,440
Chubb Corp. (The)	1,132	44,884
Everest Re Group, Ltd.	384	26,584
Insurance Australia Group, Ltd. (Australia)	20,642	60,007
Manulife Financial Corp. (Canada)	2,700	57,672
Marsh & McLennan Cos., Inc.	1,785	33,772
MetLife, Inc.	1,014	31,941
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	408	57,226
Prudential PLC (United Kingdom)	10,116	70,484
QBE Insurance Group, Ltd. (Australia)	1,143	17,856
RenaissanceRe Holdings, Ltd.	694	31,764
Swiss Life Holding AG (Switzerland) (NON)	348	29,569
Tokio Marine Holdings, Inc. (Japan)	2,300	67,947
Travelers Cos., Inc. (The)	1,697	69,000
W.R. Berkley Corp.	783	16,983
XL Capital, Ltd. Class A	2,200	22,264
Zurich Financial Services AG (Switzerland)	435	81,458
		1,084,858

Investment banking/Brokerage (8.5%)
BlackRock, Inc.	116	18,502
Credit Suisse Group (Switzerland)	2,469	110,501
Goldman Sachs Group, Inc. (The)	1,008	145,737
Invesco, Ltd.	2,038	31,895
Morgan Stanley	3,046	92,355
Nomura Securities Co., Ltd. (Japan)	9,400	71,135
TD Ameritrade Holding Corp. (NON)	1,234	21,027
UBS AG (Switzerland) (NON)	1,279	19,338
		510,490

Real estate (7.5%)
CFS Retail Property Trust (Australia) (R)	24,939	32,927
Digital Realty Trust, Inc. (R)	292	10,445
GPT Group (Australia) (R)	82,319	34,194
HCP, Inc. (R)	551	12,800
Hongkong Land Holdings, Ltd. (Hong Kong)	10,000	34,859
Link REIT (The) (Hong Kong) (R)	22,500	44,259
Mitsubishi Estate Co., Ltd. (Japan)	2,000	33,036
Mitsui Fudosan Co., Ltd. (Japan)	4,000	66,933
Simon Property Group, Inc. (R)	426	22,778
Unibail-Rodamco (France) (R)	133	21,398
Westfield Group (Australia)	4,859	42,658
Wharf (Holdings), Ltd. (Hong Kong)	22,000	91,426
		447,713

Total common stocks (cost $4,830,064)		$5,588,386

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Citigroup, Inc. Ser. T, $3.25 cv. pfd.	2,001	$77,914

Total convertible preferred stocks (cost $59,436)		$77,914

SHORT-TERM INVESTMENTS (4.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	275,092	$275,092

Total short-term investments (cost $275,092)		$275,092

TOTAL INVESTMENTS

Total investments (cost $5,164,592)(b)		$5,941,392

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $574,600) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$74,533	$69,267	6/17/09	$5,266
British Pound	96,004	90,231	6/17/09	5,773
Canadian Dollar	158,028	149,324	6/17/09	8,704
Danish Krone	9,906	9,325	6/17/09	581
Euro	37,021	35,064	6/17/09	1,957
Hong Kong Dollar	30,514	30,514	6/17/09	--
Japanese Yen	84,111	81,614	6/17/09	2,497
Singapore Dollar	20,084	19,744	6/17/09	340
Swedish Krona	78,957	75,572	6/17/09	3,385
Swiss Franc	14,707	13,945	6/17/09	762

Total				$29,265

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $265,910) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$35,990	$33,815	6/17/09	$(2,175)
British Pound	17,426	16,167	6/17/09	(1,259)
Euro	31,793	30,310	6/17/09	(1,483)
Japanese Yen	49,690	48,035	6/17/09	(1,655)
Norwegian Krone	58,896	57,019	6/17/09	(1,877)
Swiss Franc	84,870	80,564	6/17/09	(4,306)

Total				$(12,755)

NOTES

(a) Percentages indicated are based on net assets of $5,792,897.

(b) The aggregate identified cost on a tax basis is $5,164,592, resulting in gross unrealized appreciation and depreciation of $917,458 and $140,658, respectively, or net unrealized appreciation of $776,800.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $104 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $753,969 and $478,877, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On May 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

Australia	6.8%
Canada	4.8
China	1.0
Finland	0.5
France	6.4
Germany	5.5
Greece	1.5
Hong Kong	2.9
Italy	1.6
Japan	9.6
Norway	1.3
Singapore	1.0
Spain	3.5
Switzerland	5.2
United Kingdom	8.8
United States	39.3
Other	0.4

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $3,011 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$2,582,933	$--

Level 2	3,349,671	16,510

Level 3	8,788	--

Total	$5,941,392	$16,510

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of May 31, 2009:

	Investments in securities	Other financial instruments

Balance as of December 19, 2008 (Commencement of operations)	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	(819)	--
Net purchases/sales	9,607	--
Net transfers in and/or out of Level 3	--	--

Balance as of May 31, 2009	$8,788	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	29,265	12,755

Total	$29,265	$12,755

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (91.7%)(a)
	Shares	Value

Aerospace and defense (17.6%)
BAE Systems PLC (United Kingdom)	17,412	$96,552
Cobham PLC (United Kingdom)	15,373	44,421
Finmeccanica SpA (Italy)	4,155	58,833
Goodrich Corp.	900	43,686
Lockheed Martin Corp.	1,315	109,973
MTU Aero Engines Holding AG (Germany)	1,329	43,090
Precision Castparts Corp.	500	41,285
Raytheon Co.	1,555	69,431
Rolls-Royce Group PLC Class C (United Kingdom) (F)	2,488	--
United Technologies Corp.	1,879	98,854
		606,125

Airlines (2.7%)
easyJet PLC (United Kingdom) (NON)	4,683	23,816
Ryanair Holdings PLC ADR (Ireland) (NON)	1,476	42,981
Singapore Airlines, Ltd. (Singapore)	3,000	26,009
		92,806

Automotive (2.7%)
Aisin Seiki Co., Ltd. (Japan)	2,300	45,971
Navistar International Corp. (NON)	1,200	47,772
		93,743

Building materials (0.8%)
JS Group Corp. (Japan)	2,000	29,173
		29,173

Chemicals (0.5%)
Monsanto Co.	200	16,430
		16,430

Commercial and consumer services (4.6%)
Aggreko PLC (United Kingdom)	1,825	17,357
Experian Group, Ltd. (Ireland)	6,098	45,080
Michael Page International PLC (United Kingdom)	10,085	41,961
SECOM Co., Ltd. (Japan)	600	25,047
Sthree PLC (United Kingdom)	8,840	28,388
		157,833

Conglomerates (18.3%)
3M Co.	1,636	93,416
General Electric Co.	17,866	240,834
Honeywell International, Inc.	1,552	51,464
Mitsubishi Corp. (Japan)	5,600	106,454
Mitsui & Co., Ltd. (Japan)	6,000	76,317
SPX Corp.	600	27,546
Tyco International, Ltd.	1,300	35,893
		631,924

Construction (0.7%)
Wienerberger AG (Austria) (NON)	1,594	22,707
		22,707

Electrical equipment (7.2%)
Keyence Corp. (Japan)	110	23,002
Prysmian SpA (Italy)	3,663	53,360
Siemens AG (Germany)	1,715	125,217
Sumitomo Electric Industries, Ltd. (Japan)	4,200	47,933
		249,512

Electronics (0.6%)
Premier Farnell PLC (United Kingdom)	9,207	19,912
		19,912

Energy (other) (1.5%)
First Solar, Inc. (NON)	179	34,010
Renewable Energy Corp. AS (Norway) (NON)	1,600	17,318
		51,328

Engineering and construction (4.9%)
Fluor Corp.	789	37,067
McDermott International, Inc. (NON)	1,000	21,970
Quanta Services, Inc. (NON)	1,125	25,661
Vinci SA (France)	1,736	83,553
		168,251

Environmental (0.8%)
Tetra Tech, Inc. (NON)	1,065	27,339
		27,339

Machinery (8.7%)
Alstom SA (France)	1,119	71,056
Deere (John) & Co.	1,938	84,245
Japan Steel Works, Ltd. (The) (Japan)	2,000	26,172
Joy Global, Inc.	1,038	35,780
Kubota Corp. (Japan)	3,000	22,328
NSK, Ltd. (Japan)	4,000	19,447
Parker-Hannifin Corp.	950	40,147
		299,175

Manufacturing (2.5%)
ITT Corp.	700	28,826
Roper Industries, Inc.	600	25,788
Shaw Group, Inc. (NON)	1,100	29,920
		84,534

Medical technology (1.1%)
Pall Corp.	1,500	38,520
		38,520

Metals (2.6%)
Vallourec SA (France)	439	55,450
Xstrata PLC (United Kingdom)	3,011	34,279
		89,729

Railroads (5.6%)
Canadian National Railway Co. (Canada)	1,636	70,296
East Japan Railway Co. (Japan)	400	23,935
Union Pacific Corp.	2,014	99,230
		193,461

Shipping (1.0%)
D/S Norden (Denmark)	795	30,839
D/S Norden 144A (Denmark)	143	5,547
		36,386

Transportation (1.3%)
DP World, Ltd. (United Arab Emirates)	119,899	45,562
		45,562

Transportation services (4.5%)
Deutsche Post AG (Germany)	2,993	41,389
Macquarie Infrastructure Group (Australia)	25,973	29,100
United Parcel Service, Inc. Class B	1,051	53,748
UTI Worldwide, Inc.	2,400	31,464
		155,701

Waste Management (1.5%)
Waste Management, Inc.	1,933	53,327
		53,327

Total common stocks (cost $2,903,058)		$3,163,478

INVESTMENT COMPANIES (1.3%)(a)
	Shares	Value

Morgan Stanley China A Share Fund, Inc.	1,249	$44,964
Morgan Stanley China A Share Fund, Inc. (Rights) (F)	849	1

Total investment companies (cost $36,541)		$44,965

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration date/	Contract
	strike price	amount	Value

ABB, Ltd. (Call)	Jun-10/18.00	CHF 3,318	$7,358
Deere (John) & Co. (Put)	Jul-09/$39.42	$500	839
General Electric Co. (Call)	Oct-09/15.00	5,333	5,193
General Electric Co. (Put)	Oct-09/10.00	4,705	2,398
iShares MSCI Japan Index Fund (Call)	Sep-09/11.00	13,751	736
Navistar International Corp. (Put)	Jul-09/36.81	1,000	2,731
Wienerberger AG (Call)	Oct-09/9.02	EUR 1,380	3,381
Wienerberger AG (Call)	Jun-09/10.00	EUR 1,200	736

Total purchased options outstanding (cost $28,600)			$23,372

SHORT-TERM INVESTMENTS (6.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	221,264	$221,264

Total short-term investments (cost $221,264)		$221,264

TOTAL INVESTMENTS

Total investments (cost $3,189,463)(b)	$3,453,079

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $573,561) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$18,071	$16,942	6/17/09	$1,129
Canadian Dollar	19,662	18,257	6/17/09	1,405
Danish Krone	28,429	26,806	6/17/09	1,623
Euro	35,467	33,581	6/17/09	1,886
Hong Kong Dollar	28,475	28,480	6/17/09	(5)
Japanese Yen	251,433	244,728	6/17/09	6,705
Norwegian Krone	12,007	11,555	6/17/09	452
Singapore Dollar	12,051	11,818	6/17/09	233
Swedish Krona	90,930	86,696	6/17/09	4,234
Swiss Franc	99,203	94,698	6/17/09	4,505

Total				$22,167

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $290,548) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$227,666	$211,438	6/17/09	$(16,228)
Euro	56,380	53,585	6/17/09	(2,795)
Japanese Yen	26,535	25,525	6/17/09	(1,010)

Total				$(20,033)

WRITTEN OPTIONS OUTSTANDING at 5/31/09 (premiums received $16,767) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

ABB, Ltd. (Put)	CHF 9,050	Jun-10/12.00	$7,376
Deere (John) & Co. (Put)	$500	Jul-09/$35.04	339
First Solar, Inc. (Call)	100	Sep-09/210.00	1,807
Navistar International Corp. (Put)	500	Jul-09/32.72	781
Wienerberger AG (Put)	EUR 1,608	Oct-09/7.38	899
Wienerberger AG (Put)	EUR 1,673	Jul-09/8.50	558

Total			$11,760

NOTES

(a) Percentages indicated are based on net assets of $3,449,905.

(b) The aggregate identified cost on a tax basis is $3,189,463, resulting in gross unrealized appreciation and depreciation of $338,963 and $75,347, respectively, or net unrealized appreciation of $263,616.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $63 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $284,445 and $63,181, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs. On May 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

At May 31, 2009, liquid assets totaling $11,612 have been designated as collateral for open options.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

Australia	0.8%
Austria	0.7
Canada	2.0
Denmark	1.1
France	6.1
Germany	6.1
Ireland	2.6
Italy	3.2
Japan	12.9
Norway	0.5
Singapore	0.8
United Arab Emirates	1.3
United Kingdom	8.9
United States	53.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $8,789 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,968,693	$--

Level 2	1,484,385	7,141

Level 3	1	--

Total	$3,453,079	$7,141

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of May 31, 2009:

	Investments in securities	Other financial instruments

Balance as of December 19, 2008 (Commencement of operations)	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	(3)	--
Net purchases/sales	4	--
Net transfers in and/or out of Level 3	--	--

Balance as of May 31, 2009	$1	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$--	$--

Foreign exchange contracts	22,172	20,038

Equity contracts	6,128	6,349

Interest rate contracts	--	--

Total	$28,300	$26,387

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Broadcasting (1.4%)
Liberty Media Corp. Class A (NON)	1,821	$43,995
TiVo, Inc. (NON)	2,400	17,256
		61,251

Building materials (0.3%)
Asahi Glass Co., Ltd. (Japan)	2,000	14,744
		14,744

Cable television (0.8%)
DIRECTV Group, Inc. (The) (NON)	1,566	35,235
		35,235

Commercial and consumer services (3.8%)
Alliance Data Systems Corp. (NON)	800	32,400
Automatic Data Processing, Inc.	1,700	64,617
Nissha Printing Co., Ltd. (Japan)	400	16,631
Paychex, Inc.	400	10,948
Visa, Inc. Class A	684	46,314
		170,910

Communications equipment (19.8%)
Cisco Systems, Inc. (NON)	15,700	290,450
Corning, Inc.	1,691	24,858
F5 Networks, Inc. (NON)	331	10,513
Nokia OYJ (Finland)	4,496	68,837
Nokia OYJ ADR (Finland)	2,270	34,731
Qualcomm, Inc.	7,237	315,461
Research in Motion, Ltd. (Canada) (NON)	1,912	150,360
		895,210

Computers (21.5%)
Apple, Inc. (NON)	2,979	404,578
Brocade Communications Systems, Inc. (NON)	2,108	15,473
Dell, Inc. (NON)	4,579	53,025
EMC Corp. (NON)	6,611	77,679
Fujitsu, Ltd. (Japan)	10,000	52,149
Hewlett-Packard Co.	2,516	86,425
Hitachi, Ltd. (Japan)	7,000	23,372
IBM Corp.	1,689	179,507
NET One Systems Co., Ltd. (Japan)	7	11,259
Palm, Inc. (NON)	900	10,980
Seagate Technology	3,500	30,485
Sun Microsystems, Inc. (NON)	1,900	17,100
Wipro, Ltd. ADR (India)	1,000	11,800
		973,832

Consumer goods (0.1%)
Eastman Kodak Co.	900	2,349
		2,349

Electronics (10.2%)
Advanced Micro Devices, Inc. (NON)	4,100	18,614
High Tech Computer Corp. (Taiwan)	1,000	16,217
Hoya Corp. (Japan)	1,500	31,477
Integrated Device Technology, Inc. (NON)	1,900	10,697
Intel Corp.	10,419	163,787
Kyocera Corp. (Japan)	300	23,809
Marvell Technology Group, Ltd. (NON)	1,901	21,728
Micron Technology, Inc. (NON)	5,700	28,842
Murata Manufacturing Co., Ltd. (Japan)	100	4,285
Nippon Electric Glass Co., Ltd. (Japan)	1,000	9,733
Samsung Electronics Co., Ltd. (South Korea)	60	26,909
Texas Instruments, Inc.	5,503	106,758
		462,856

Energy (other) (0.4%)
First Solar, Inc. (NON)	100	19,000
		19,000

Office equipment and supplies (1.4%)
Canon, Inc. (Japan)	1,100	36,582
Ricoh Co., Ltd. (Japan)	2,000	27,733
		64,315

Photography/Imaging (0.5%)
Konica Corp. (Japan)	2,000	21,058

		21,058

Regional Bells (0.3%)
Qwest Communications International, Inc.	2,600	11,336
		11,336

Semiconductor (3.4%)
Applied Materials, Inc.	3,023	34,039
ASML Holding NV (Netherlands)	868	17,901
Atmel Corp. (NON)	6,315	24,313
Formfactor, Inc. (NON)	638	11,580
KLA-Tencor Corp.	569	15,363
Lam Research Corp. (NON)	300	7,857
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	2,100	22,974
Tokyo Electron, Ltd. (Japan)	400	18,434
		152,461

Software (18.7%)
Electronic Arts, Inc. (NON)	2,751	63,245
McAfee, Inc. (NON)	400	15,692
Microsoft Corp.	25,402	530,648
NTT Data Corp. (Japan)	4	11,941
Oracle Corp.	7,584	148,571
Parametric Technology Corp. (NON)	1,212	14,035
Red Hat, Inc. (NON)	500	9,975
Symantec Corp. (NON)	1,798	28,031
UBISOFT Entertainment (France) (NON)	1,238	25,187
		847,325

Technology services (8.4%)
Accenture, Ltd. Class A	774	23,166
eBay, Inc. (NON)	1,200	21,144
Google, Inc. Class A (NON)	446	186,082
Yahoo!, Inc. (NON)	9,609	152,207
		382,599

Telecommunications (1.7%)
Motorola, Inc.	12,700	76,962
		76,962

Telephone (--%)
Leap Wireless International, Inc. (NON)	33	1,237
		1,237

Toys (2.4%)
Nintendo Co., Ltd. (Japan)	400	108,852
		108,852

Total common stocks (cost $3,779,414)		$4,301,532

SHORT-TERM INVESTMENTS (6.3%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	287,223	$287,223

Total short-term investments (cost $287,223)		$287,223

TOTAL INVESTMENTS

Total investments (cost $4,066,637) (b)		$4,588,755

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $417,818) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$61,797	$57,395	6/17/09	$4,402
Euro	148,367	141,567	6/17/09	6,800
Hong Kong Dollar	8,180	8,180	6/17/09	--
Japanese Yen	160,664	154,884	6/17/09	5,780
Swedish Krona	58,018	55,792	6/17/09	2,226

Total				$19,208

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $88,800) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$39,047	$36,225	6/17/09	$(2,822)
Canadian Dollar	56,334	52,575	6/17/09	(3,759)

Total				$(6,581)

NOTES

(a) Percentages indicated are based on net assets of $4,525,431.

(b) The aggregate identified cost on a tax basis is $4,066,637, resulting in gross unrealized appreciation and depreciation of $581,095 and $58,977, respectively, or net unrealized appreciation of $522,118.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $116 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $3,731,206 and $3,443,983, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):
United States	82.8%
Japan	9.0
Canada	3.3
Finland	2.3
Taiwan	0.9
South Korea	0.6
France	0.5
Other	0.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $4,765 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$4,021,645	$--

Level 2	567,110	12,627

Level 3	--	--

Total	$4,588,755	$12,627

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$19,208	$6,581

Total	$19,208	$6,581

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31, 2009

Date of reporting period: May 31, 2009

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
5/31/09 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Broadcasting (1.9%)
Liberty Media Corp. - Entertainment Class A (NON)	2,200	$53,152
		53,152

Cable television (8.7%)
DIRECTV Group, Inc. (The) (NON)	2,400	54,000
Jupiter Telecommunications Co., Ltd. (Japan)	48	35,484
Rogers Communications Class B (Canada)	2,940	87,157
Telenet Group Holding NV (Belgium) (NON)	3,675	73,207
		249,848

Regional Bells (22.6%)
AT&T, Inc.	15,038	372,792
Qwest Communications International, Inc.	11,553	50,371
Verizon Communications, Inc.	7,718	225,829
		648,992

Technology services (1.8%)
Sohu.com, Inc. (China) (NON)	800	50,512
		50,512

Telecommunications (54.4%)
America Movil SAB de CV ADR Ser. L (Mexico)	2,057	78,845
American Tower Corp. Class A (NON)	2,782	88,662
BT Group PLC (United Kingdom)	74,699	106,655
China Unicom Hong Kong, Ltd. (China)	52,000	64,327
Embarq Corp.	1,277	53,660
France Telecom SA (France)	8,590	209,963
KDDI Corp. (Japan)	21	110,115
Koninklijke (Royal) KPN NV (Netherlands)	7,708	101,369
NTT DoCoMo, Inc. (Japan)	56	83,854
Sprint Nextel Corp. (NON)	9,478	48,812
Telecom Italia SpA (Italy)	26,014	36,662
Telefonica SA (Spain)	6,939	149,840
Telstra Corp., Ltd. (Australia)	9,109	22,658
Vodafone Group PLC (United Kingdom)	218,480	410,470
		1,565,892

Telephone (9.8%)
Hellenic Telecommunication Organization (OTE) SA
(Greece)	3,129	50,847
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,500	104,097
Qatar Telecom Q-Tel QSC (Qatar) (NON)	1,762	58,278
Swisscom AG (Switzerland)	227	67,146
		280,368

Total common stocks (cost $2,982,323)		$2,848,764

SHORT-TERM INVESTMENTS (3.6%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund (e)	101,954	$101,954

Total short-term investments (cost $101,954)		$101,954

TOTAL INVESTMENTS

Total investments (cost $3,084,277) (b)		$2,950,718

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/09 (aggregate face value $373,104) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$15,960	$14,690	6/17/09	$1,270
Canadian Dollar	29,082	26,975	6/17/09	2,107
Euro	204,323	195,651	6/17/09	8,672
Japanese Yen	9,191	8,841	6/17/09	350
New Zealand Dollar	9,624	8,982	6/17/09	642
Norwegian Krone	17,266	16,616	6/17/09	650
Singapore Dollar	54,366	53,527	6/17/09	839
Swedish Krona	50,159	47,822	6/17/09	2,337

Total				$16,867

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/09 (aggregate face value $276,555) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$110,041	$104,134	6/17/09	$(5,907)
Canadian Dollar	15,913	14,775	6/17/09	(1,138)
Hong Kong Dollar	60,254	60,271	6/17/09	17
Japanese Yen	56,082	54,869	6/17/09	(1,213)
Swiss Franc	44,777	42,506	6/17/09	(2,271)

Total				$(10,512)

NOTES

(a) Percentages indicated are based on net assets of $2,871,671.

(b) The aggregate identified cost on a tax basis is $3,084,277, resulting in gross unrealized appreciation and depreciation of $111,866 and $245,425, respectively, or net unrealized depreciation of $133,559.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $46 for the period ended May 31, 2009. During the period ended May 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $179,811 and $77,857, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at May 31, 2009 (as a percentage of Portfolio Value):

United States	35.5%
United Kingdom	17.5
Japan	11.3
France	7.1
Spain	5.1
China	3.9
Netherlands	3.4
Canada	3.0
Mexico	2.7
Belgium	2.5
Switzerland	2.3
Qatar	2.0
Greece	1.7
Italy	1.2
Australia	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At May 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At May 31, 2009, the fund had net unrealized losses of $4,638 on derivative contracts subject to the Master Agreements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of May 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,265,746	$--

Level 2	1,684,972	6,355

Level 3	--	--

Total	$2,950,718	$6,355

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of May 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$--	$--

Foreign exchange contracts	16,885	10,530

Equity contracts	--	--

Interest rate contracts	--	--

Total	$16,885	$10,530

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: July 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 29, 2009